              As filed with the Securities and Exchange Commission.

                                                       `33 Act File No. 33-60063

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES    [X]
                                   ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 7


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940          [ ]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):


[   ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on May 1, 1998 pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a) of Rule 485
[   ] on (date) pursuant to paragraph (a) of Rule 485
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================



                                    1 of 129

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                    PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.    Cover page...................................................................................3
     Item   2.    Definitions..................................................................................5
     Item   3.    Synopsis or Highlights......................................................................12
     Item   4.    Condensed Financial Information.............................................................13
     Item   5.    General Description of Registrant, Depositor, and Portfolio Companies.......................20
     Item   6.    Deductions and Expenses.....................................................................21
     Item   7.    General Description of Variable Annuity Contracts...........................................22
     Item   8.    Annuity Period..............................................................................27
     Item   9.    Death Benefit and Distributions.............................................................29
     Item  10.    Purchases and Contract Value................................................................22
     Item  11.    Redemptions.................................................................................25
     Item  12.    Taxes.......................................................................................29
     Item  13.    Legal Proceedings...........................................................................42
     Item  14.    Table of Contents of the Statement of Additional Information................................42

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page..................................................................................52
     Item  16.    Table of Contents...........................................................................52
     Item  17.    General Information and History.............................................................52
     Item  18.    Services....................................................................................52
     Item  19.    Purchase of Securities Being Offered........................................................53
     Item  20.    Underwriters................................................................................53
     Item  21.    Calculation of Performance Information......................................................53
     Item  22.    Annuity Payments............................................................................54
     Item  23.    Financial Statements........................................................................55

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits..........................................................107
     Item  25.    Directors and Officers of the Depositor....................................................109
     Item  26.    Persons Controlled by or Under Common Control with the Depositor or Registrant.............111
     Item  27.    Number of Contract Owners..................................................................121
     Item  28.    Indemnification............................................................................121
     Item  29.    Principal Underwriter......................................................................121
     Item  30.    Location of Accounts and Records...........................................................123
     Item  31.    Management Services........................................................................123
     Item  32.    Undertakings...............................................................................123




                                    2 of 129

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182356
                   Columbus, Ohio 43216-2356, 1-800-243-6295
     Voice Response (available 24 hours) 1-800-848-8258, TDD 1-800-238-3035

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


The Contracts described in this prospectus are Flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts will mean individual contracts as well as Certificates issued under Group Flexible Fund Retirement Contracts. For such Group Contracts, references to "Contract Owner" will mean the "Participant" unless the plan otherwise permits or requires the Contract Owner to exercise contractual rights under the authority of the plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). The Contracts are sold as either: Non-Qualified Contracts; IRAs; Roth IRAs; and SEP IRAs. Annuity payments under the Contracts are deferred until a selected later date.

Purchase Payments are allocated to the Nationwide Variable Account-II ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The Variable Account uses its assets to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.,
          A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
    American Century VP Balanced       American Century VP Capital Appreciation
American Century VP Income &  Growth      American Century VP International
                           American Century VP Value

                                     DREYFUS
 Dreyfus Stock Index Fund, Inc.              Dreyfus Variable Investment Fund-
                                               Capital Appreciation Portfolio
          Dreyfus Variable Investment Fund- Growth & Income Portfolio*
               The Dreyfus Socially Responsible Growth Fund, Inc.

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
       VIP Equity-Income Portfolio                 VIP Growth Portfolio
       VIP High Income Portfolio*                 VIP Overseas Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
       VIP II Asset Manager Portfolio              VIP II Contrafund Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
                     VIP III Growth Opportunities Portfolio

                                 MORGAN STANLEY
     Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio Van Kampen American Capital Life Investment Trust - Morgan Stanley Real Estate
                              Securities Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST
   Capital Appreciation Fund    Government Bond Fund      Money Market Fund
Nationwide Small Cap Value Fund                    Nationwide Small Company Fund
                                Total Return Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    AMT Growth Portfolio  AMT Guardian Portfolio  AMT Limited Maturity Bond
                                                          Portfolio
                          AMT Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
      Oppenheimer Bond Fund                Oppenheimer Global Securities Fund
     Oppenheimer Growth Fund              Oppenheimer Multiple Strategies Fund

                                    3 of 129

   STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUNDS II. INC.")

                      STRONG VARIABLE INSURANCE FUNDS, INC.
 Strong Discovery Fund II, Inc.                     International Stock Fund II

                        VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Fund                            Worldwide Emerging Markets Fund
                           Worldwide Hard Assets Fund

                              WARBURG PINCUS TRUST
  International Equity Portfolio                  Post-Venture Capital Portfolio
                         Small Company Growth Portfolio


* These Funds may invest in lower quality debt securities commonly referred to as junk bonds.

This prospectus provides you with basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998, containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-243-6295, TDD 1-800-238-3035 or writing P.O. Box 182356, Columbus, Ohio 43216-2356.

THE BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE, CREDIT UNION OR OTHER FINANCIAL INSTITUTION. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE SEC MAINTAINS A WEB SITE, www.sec.gov, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS ANY MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED ON THE WORLD-WIDE WEB AT www.bestofamerica.com.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 40 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                    4 of 129

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments during Annuitization and whose continuation of life any annuity payment involving life contingencies depends. This person must be age 90 or younger at the time of Contract issuance, unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are received.

ANNUITIZATION DATE- The date on which annuity payments commence at Annuitization.


ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.


ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.


BENEFICIARY- The person designated to receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.


CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.


CONTINGENT ANNUITANT- The person who may be the recipient of certain rights or benefits under the Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may not be named for Contracts issued as IRAs, Roth IRAs or SEP IRAs.


CONTINGENT BENEFICIARY- The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.


CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" will mean "Owner's Beneficiary." A Contingent Owner may not be named for Contracts issued as IRAs, Roth IRAs or SEP IRAs.


CONTRACT- The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.


CONTRACT OWNER- The person who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Contract Owner on the application, unless changed.


CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract plus any amount held in the Fixed Account.


CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.


DATE OF ISSUE - The date shown as the Date of Issue on the Date Page of the Contract.

DEATH BENEFIT- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.


DISTRIBUTION- Any payment of part or all of the Contract Value

ERISA- The Employee Retirement Income Security Act of 1974, as amended.


FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

FIXED PAYMENT ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

                                    5 of 129

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.


HOME OFFICE- The main office of the Company located in Columbus, Ohio.


INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts, which qualify for favorable tax treatment under Section 408A of the Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs, which qualify for favorable tax treatment under Section 408A of the Code.


INTEREST RATE GUARANTEE PERIOD- The interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.


JOINT OWNER- The Joint Owner possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time Joint Ownership is requested unless required by state law. Joint
Ownership may be selected only for Non-Qualified Contracts.

NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.


PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account or among the Sub-Accounts.

QUALIFIED CONTRACT- A contract issued to fund a Qualified Plan.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under the provisions of Section 401 or 403(a) of the Code.


ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code. SEP IRA- A retirement plan which receives favorable tax treatment under the provisions of Section 408(k) of the Code.


SEP IRA- A retirement plan which receives favorable tax treatment under the provisions of section 408A of the Code.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.



UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.


VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Underlying Mutual Fund.


VARIABLE PAYMENT ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.




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



                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...........................................................................................3
SUMMARY OF CONTRACT EXPENSES........................................................................................7
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..............................................................................7
EXAMPLE.............................................................................................................9
SYNOPSIS...........................................................................................................12
CONDENSED FINANCIAL INFORMATION....................................................................................13
NATIONWIDE LIFE INSURANCE COMPANY..................................................................................18
NATIONWIDE ADVISORY SERVICES, INC..................................................................................18
THE VARIABLE ACCOUNT...............................................................................................18
           Underlying Mutual Fund Options..........................................................................18
           Voting Rights...........................................................................................19
           Substitution of Securities..............................................................................19
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS......................................................................19
           Expenses of Variable Account............................................................................19
           Mortality Risk Charge...................................................................................19
           Premium Taxes...........................................................................................19
OPERATION OF THE CONTRACT..........................................................................................20
           Investments of the Variable Account.....................................................................20
           Allocation of Purchase Payments and Contract Value......................................................20
           Value of an Accumulation Unit...........................................................................20
           Net Investment Factor...................................................................................20
           Determining the Contract Value..........................................................................21
           Right to Revoke.........................................................................................21
           Transfers...............................................................................................21
           Contract Ownership......................................................................................22
           Joint Ownership.........................................................................................22
           Contingent Ownership....................................................................................22
           Beneficiary.............................................................................................23
           Surrender (Redemption)..................................................................................23
           Assignment..............................................................................................23
CONTRACT OWNER SERVICES............................................................................................24
           Asset Rebalancing.......................................................................................24
           Dollar Cost Averaging...................................................................................24
           Systematic Withdrawals..................................................................................24
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.....................................................24
           Annuity Commencement Date...............................................................................24
           Annuitization...........................................................................................24
           Fixed Payment Annuity-First and Subsequent Payments.....................................................25
           Variable Payment Annuity-First and Subsequent Payment...................................................25
           Variable Payment Annuity -Assumed Investment Rate.......................................................25
           Variable Payment Annuity -Value of an Annuity Unit......................................................25
           Variable Payment Annuity -Exchanges Among Underlying Mutual Fund Options................................25
           Frequency and Amount of Annuity Payments................................................................25
           Annuity Payment Options.................................................................................26
           Death of Contract Owner - Non-Qualified Contracts.......................................................26
           Death of Annuitant - Non-Qualified Contracts............................................................26
           Death of Contract Owner/Annuitant.......................................................................26
           Death Benefit Payment...................................................................................27
           Required Distributions for Non-Qualified Contracts......................................................27
           Required Distributions for IRAs or SEP IRAs.............................................................28
           Required Distributions for Roth IRAs....................................................................29





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




FEDERAL TAX CONSIDERATIONS.........................................................................................29
           Federal Income Taxes....................................................................................29
           Puerto Rico.............................................................................................30
           Non-Qualified Contracts-Natural Persons as Contract Owners..............................................30
           Non-Qualified Contracts-Non-Natural Persons as Contract Owners..........................................31
           IRAs and SEP IRAs.......................................................................................31
           Roth IRAs...............................................................................................32
           Withholding.............................................................................................32
           Non-Resident Aliens.....................................................................................32
           Federal Estate, Gift, and Generation Skipping Transfer Taxes............................................33
           Charge for Tax..........................................................................................33
           Diversification.........................................................................................33
           Tax Changes.............................................................................................34
GENERAL INFORMATION................................................................................................34
           Contract Owner Inquiries................................................................................34
           Statements and Reports..................................................................................34
           Advertising.............................................................................................34
YEAR 2000 COMPLIANCE ISSUES........................................................................................40
LEGAL PROCEEDINGS..................................................................................................40
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...........................................................40
APPENDIX A.........................................................................................................41
APPENDIX B.........................................................................................................42

                                    8 of 129

                          SUMMARY OF CONTRACT EXPENSES

VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality Risk Charge.........................................................................   0.80  %
       Administration Charge.........................................................................   0.00  %
         Total Variable Account Annual Expenses......................................................   0.80  %


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.- American Century VP Balanced
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.- American Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 0.70%                0.00%                0.70%
Inc.- American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.50%                0.00%                1.50%
Inc.- American Century VP International
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.- American Century VP Value
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                        0.25%                0.03%                0.28%
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Insurance Fund- Capital              0.75%                0.05%                0.80%
Appreciation Portfolio
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth &            0.75%                0.05%                0.80%
Income Portfolio
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth               0.75%                0.01%                0.76%
Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio*                 0.50%                0.07%                0.57%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio*                        0.60%                0.07%                0.67%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                    0.59%                0.12%                0.71%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio*                      0.75%                0.15%                0.90%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio*              0.55%                0.09%                0.64%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio*                 0.60%                0.08%                0.68%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                 0.60%                0.13%                0.73%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc.-                 0.04%                1.26%                1.30%
Emerging Markets Debt Portfolio*
-------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                        0.60%                0.09%                0.69%
-------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                             0.50%                0.08%                0.58%
-------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                0.40%                0.08%                0.48%
-------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap Value Fund*                 0.90%                0.15%                1.05%
-------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Company Fund                    1.00%                0.11%                1.11%
-------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                0.60%                0.07%                0.67%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Growth Portfolio              0.83%                0.07%                0.90%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Guardian Portfolio            0.60%                0.40%                1.00%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Limited  Maturity Bond        0.65%                0.12%                0.77%
Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Partners Portfolio            0.80%                0.06%                0.86%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.73%                0.05%                0.78%
Oppenheimer Bond Fund
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.70%                0.06%                0.76%
Oppenheimer Global Securities Fund
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                          0.73%                0.02%                0.75%
Funds-Oppenheimer Growth Fund
-------------------------------------------------------------------------------------------------------------





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



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)
                                   CONTINUED

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.72%                0.03%                0.75%
Oppenheimer Multiple Strategies Fund
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                      1.00%                0.15%                1.15%
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%                0.18%                1.18%
Inc.- Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%                0.51%                1.51%
Inc.- International Stock Fund II
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide          1.00%                0.12%                1.12%
Bond Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide          0.80%                0.00%                0.80%
Emerging Markets Fund*
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide          1.00%                0.17%                1.17%
Hard Assets Fund*
-------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment           1.00%                0.07%                1.07%
Trust- Morgan Stanley Real Estate Securities
Portfolio
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- International Equity            1.00%                0.35%                1.35%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Post-Venture Capital            1.07%                0.33%                1.40%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Small Company Growth            0.90%                0.24%                1.14%
Portfolio*
-------------------------------------------------------------------------------------------------------------




(1) The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each individual Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

* The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.08% for Fidelity VIP Equity-Income Portfolio, 0.60% and 0.09% for Fidelity VIP Growth Portfolio, 0.75% and 0.17% for Fidelity VIP Overseas Portfolio, 0.55% and 0.10% for Fidelity VIP II Asset Manager Portfolio, 0.60% and 0.11% for Fidelity VIP II Contrafund Portfolio, 0.60% and 0.14% for Fidelity VIP III Growth Opportunities Portfolio, 0.80% and 1.26% for Morgan Stanley Universal Funds, Inc.-Emerging Markets Debt Portfolio, 0.90% and 5.41% for NSAT-Nationwide Small Cap Value Fund, 1.00% and 0.34% for Van Eck Worldwide Insurance Trust-Worldwide Emerging Markets Fund, 1.00% and 0.18% for Van Eck Worldwide Insurance Trust-Worldwide Hard Assets Fund, 1.00% and 0.36% for Warburg Pincus Trust-International Equity Portfolio, 1.25% and 0.33% for Warburg Pincus Trust-Post-Venture Capital Portfolio, and 0.90% and 0.25% for Warburg Pincus Trust-Small Company Growth Portfolio.

                                   10 of 129

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.


----------------------------------------------------------------------------------------------------------------------
                         If you surrender your Contract  If you do not surrender     If you annuitize your Contract
                          at the end of the applicable  your Contract at the end of    at the end of the applicable
                                   time period          the applicable time period            time period
----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
----------------------------------------------------------------------------------------------------------------------
American Century Variable    19     58    101     218    19     58    101     218      *      58     101       218
Portfolios, Inc.-American
Century VP Balanced
----------------------------------------------------------------------------------------------------------------------
American Century Variable    19     58    101     218    19     58    101     218      *      58     101       218
Portfolios, Inc.-American
Century VP Capital
Appreciation
----------------------------------------------------------------------------------------------------------------------
American Century Variable    16     49     84     184    16     49     84     184      *      49      84       184
Portfolios, Inc.-American
Century VP Income &Growth
----------------------------------------------------------------------------------------------------------------------
American Century Variable    24     74    127     272    24     74    127     272      *      74     127       272
Portfolios, Inc.-American
Century VP International
----------------------------------------------------------------------------------------------------------------------
American Century Variable    19     58    101     218    19     58    101     218      *      58     101       218
Portfolios, Inc.-American
Century VP Value
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,    11     35     61     135    11     35     61     135      *      35      61       135
Inc.
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable             17     52     90     195    17     52     90     195      *      52      90       195
Investment Fund-Capital
Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable             17     52     90     195    17     52     90     195      *      52      90       195
Investment Fund-Growth &
Income Portfolio
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially         16     51     88     191    16     51     88     191      *      51      88       191
Responsible Growth Fund,
Inc.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity- Income  14     45     77     169    14     45     77     169      *      45      77       169
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth          15     48     83     181    15     48     83     181      *      48      83       181
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas        18     55     95     207    18     55     95     207      *      55      95       207
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income     16     49     85     185    16     49     85     185      *      49      85       185
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset        15     47     81     177    15     47     81     177      *      47      81       177
Manager Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund   16     48     83     182    16     48     83     182      *      48      83       182
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth      16     50     86     188    16     50     86     188      *      50      86       188
Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal     22     68    117     250    22     68    117     250      *      68     117       250
Funds, Inc.-Emerging
Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation    16     49     84     183    16     49     84     183      *      49      84       183
Fund
----------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund    14     45     78     170    14     45     78     170      *      45      78       170
----------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund       13     42     72     159    13     42     72     159      *      42      72       159
----------------------------------------------------------------------------------------------------------------------


                                   11 of 129

----------------------------------------------------------------------------------------------------------------------
                         If you surrender your Contract  If you do not surrender     If you annuitize your Contract
                          at the end of the applicable  your Contract at the end of    at the end of the applicable
                                   time period          the applicable time period            time period
----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
----------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small     20     62      106     230     20     62    106     230      *      62      106     230
Company Fund
---------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small     19     60      103     223     19     60    103     223      *      60      103     223
Cap Value Fund
---------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund    16     49       84     183     16     49     84     183      *      49      84      183
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman         18     55       95     207     18     55     95     207      *      55      95      207
AMT- Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-    19     58      101     218     19     58    101     218      *      58      101     218
Guardian Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman         16     51       88     192     16     51     88     192      *      51      88      192
AMT- Limited Maturity
Bond Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman         17     54       93     202     17     54     93     202      *      54      93      202
AMT- Partners Portfolio
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable       17     51       89     193     17     51     89     193      *      51      89      193
Account Funds- Oppenheimer
Bond Fund
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable       16     51       88     191     16     51     88     191      *      51      88      191
Account Funds-
Oppenheimer Global
Securities Fund
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable       16     50       87     190     16     50     87     190      *      50      87      190
Account Funds-
Oppenheimer Growth Fund
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable       16     50       87     190     16     50     87     190      *      50      87      190
Account Funds- Oppenheimer
Multiple Strategies Fund
---------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund    20     63      109     234     20     63    109     234      *      63      109     234
II, Inc.
---------------------------------------------------------------------------------------------------------------------
Strong Variable            21     64      110     237     21     64    110     237      *      64      110     237
Insurance Funds, Inc.-
Discovery Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------
Strong Variable            24     75      128     273     24     75    128     273      *      75      128     273
Insurance Funds, Inc.-
International Stock
Fund II
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide          20     62      107     231     20     62    107     231      *      62      107     231
Insurance Trust- Worldwide
Bond Fund
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide          17     52       90     195     17     52     90     195      *      52      90      195
Insurance Trust- Worldwide
Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide          21     64      110     236     21     64    110     236      *      64      110     236
Insurance Trust- Worldwide
Hard Assets Fund
---------------------------------------------------------------------------------------------------------------------
Van Kampen American        20     61      104     225     20     61    104     225      *      60      104     225
Capital Life Investment
Trust- Morgan Stanley
Real Estate Securities
Portfolio
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus             23     70      119     256     23     70    119     256      *      70      119     256
Trust- International
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------

                                   12 of 129

----------------------------------------------------------------------------------------------------------------------
                         If you surrender your Contract  If you do not surrender     If you annuitize your Contract
                          at the end of the applicable  your Contract at the end of    at the end of the applicable
                                   time period          the applicable time period            time period
----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus              23     71     122     261     23     71    122     261      *      71      122     261
Trust- Post-Venture
Capital Portfolio
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus              20     63     108     233     20     63    108     233      *      63      108     233
Trust- Small Company
Growth Portfolio
---------------------------------------------------------------------------------------------------------------------



* The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.


The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   13 of 129

                                    SYNOPSIS


The Contracts can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) Roth IRAs; and (4) SEP IRAs. Non-Qualified Contracts may be purchased with money from any source. IRAs, Roth IRAs or SEP IRAs may be purchased with annual IRA contributions or contributions rolled-over from Qualified Plans, IRAs, Tax-Sheltered Annuities or custodial accounts.

There is no minimum initial Purchase Payment or minimum subsequent Purchase Payment requirements. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

The Company does not deduct a sales charge from Purchase Payments made for these Contracts. The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net assets of the Variable Account for mortality risks assumed by the Company (see "Mortality Risk Charge").

Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Options"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $5,000, the Contract Value may be distributed in lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contracts will depend on the type of Contract issued (see "FEDERAL TAX CONSIDERATIONS"). In addition, the Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA and SEP IRA refunds will be return of Purchase Payments (see "Right to Revoke").

                                   14 of 129

CONDENSED FINANCIAL INFORMATION
Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


                                                                           NUMBER OF UNITS
                       BEGINNING UNIT     ENDING UNIT    PERCENT CHANGE     AT THE END OF
         FUND              VALUE             VALUE        IN UNIT VALUE      THE PERIOD          YEAR
-------------------------------------------------------------------------------------------------------------
American Century          11.371689         13.063915          14.88%           7,706             1997
Variable Portfolios,      10.216536         11.371689          11.31%           5,362             1996
Inc.-American Century     10.000000         10.216536           2.17%             0               1995
VP Balanced-Q
-------------------------------------------------------------------------------------------------------------
American Century          11.371689         13.063915          14.88%           5,382             1997
Variable Portfolios,      10.216536         11.371689          11.31%           1,084             1996
Inc.-American             10.000000         10.216536           2.17%             0               1995
Century
VP Balanced-NQ
-------------------------------------------------------------------------------------------------------------
American Century           9.377268          8.999141          -4.03%           7,635             1997
Variable Portfolios,       9.880281          9.377268          -5.09%           7,475             1996
Inc.-American Century     10.000000          9.880281          -1.20%           2,625             1995
VP Capital
Appreciation-Q
-------------------------------------------------------------------------------------------------------------
American Century           9.377268          8.999141          -4.03%          11,715             1997
Variable Portfolios,       9.880281          9.377268          -5.09%          10,548             1996
Inc.-American Century     10.000000          9.880281          -1.20%           2,306             1995
VP Capital
Appreciation- NQ
-------------------------------------------------------------------------------------------------------------
American Century          11.752593         13.831167          17.69%           1,575             1997
Variable Portfolios,      10.355977         11.752593          13.49%             365             1996
Inc.-American             10.000000         10.355977           3.56%              72             1995
Century
VP International-Q
-------------------------------------------------------------------------------------------------------------
American Century          11.752593         13.831167          17.69%          10,967             1997
Variable Portfolios,      10.355977         11.752593          13.49%           9,164             1996
Inc.-American             10.000000         10.355977           3.56%             741             1995
Century
VP International-NQ
-------------------------------------------------------------------------------------------------------------
American Century          10.143681         12.687119          25.07%             439             1997
Variable Portfolio,       10.000000         10.143681           1.44%             0               1996*
Inc.-American Century
VP Value-Q
-------------------------------------------------------------------------------------------------------------
American Century          10.143681         12.687119          25.07%          10,139             1997
Variable Portfolio,       10.000000         10.143681           1.44%             109             1996*
Inc.-American Century
VP Value-NQ
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index       12.854891         16.954928          31.89%          52,598             1997
Fund, Inc.-Q              10.575706         12.854891          21.55%          21,527             1996
                          10.000000         10.575706           5.76%             750             1995
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index       12.854891         16.954928          31.89%          46,692             1997
Fund, Inc.-NQ             10.575706         12.854891          21.55%          17,543             1996
                          10.000000         10.575706           5.76%             0               1995
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable          10.000000         10.216047           2.16%             436             1997*
Investment Fund-
Capital Appreciation
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable          10.000000         10.216047           2.16%             445             1997*
Investment Fund-
Capital Appreciation
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable           9.988028         11.514380          15.28%          21,624             1997
Investment Fund-          10.000000          9.988028          -0.12%             0               1996*
Growth & Income
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable           9.988028         11.514380          15.28%          13,972             1997
Investment Fund-          10.000000          9.988028          -0.12%             100             1996*
Growth & Income
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------


                                   15 of 129

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


                                                                                  NUMBER OF UNITS
                                BEGINNING UNIT     ENDING UNIT    PERCENT CHANGE   AT THE END OF
         FUND                       VALUE             VALUE        IN UNIT VALUE    THE PERIOD     YEAR
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                12.423035        15.827982        27.41%         6,260         1997
Responsible Growth                  10.330490        12.423035         20.26         3,819         1996
Fund, Inc.-Q                        10.000000        10.330490         3.30%           806         1995
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                12.423035        15.827982        27.41%         9,564         1997
Responsible Growth                  10.330490        12.423035         20.26         4,955         1996
Fund, Inc.-NQ                       10.000000        10.330490         3.30%           232         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income          12.163794        15.458195        27.08%        53,201         1997
Portfolio-Q                         10.729806        12.163794        13.36%        38,049         1996
                                    10.000000        10.729806         7.30          2,701         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income          12.163794        15.458195        27.08%        47,182         1997
Portfolio-NQ                        10.729806        12.163794        13.36%        26,246         1996
                                    10.000000        10.729806         7.30            920         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio-Q     10.972453        13.440547        22.49%        51,572         1997
                                     9.643317        10.972453        13.78%        38,429         1996
                                    10.000000         9.643317        -3.57%         5,324         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio-NQ    10.972453        13.440547        22.49%        43,269         1997
                                     9.643317        10.972453        13.78%        35,425         1996
                                    10.000000         9.643317        -3.57%         4,256         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income            11.487324        13.408646        16.73%        21,865         1997
Portfolio-Q                         10.155366        11.487324        13.12%        13,647         1996
                                    10.000000        10.155366         1.55%           806         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income            11.487324        13.408646        16.73%        28,876         1997
Portfolio-NQ                        10.155366        11.487324        13.12%        18,821         1996
                                    10.000000        10.155366         1.55%           525         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas               11.775309        13.030895        10.66%           859         1997
Portfolio-Q                         10.484931        11.775309        12.31%           511         1996
                                    10.000000        10.484931         4.85%         1,164         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas               11.775309        13.030895        10.66%         5,016         1997
Portfolio-NQ                        10.484931        11.775309        12.31%         3,662         1996
                                    10.000000        10.484931         4.85%           252         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager       11.975202        14.332657        19.69%         8,799         1997
Portfolio-Q                         10.533861        11.975202        13.68%         6,477         1996
                                    10.000000        10.533861         5.34%           488         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager       11.975202        14.332657        19.69%         7,737         1997
Portfolio-NQ                        10.533861        11.975202        13.68%         1,925         1996
                                    10.000000        10.533861         5.34%            69         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund          12.282942        15.126324        23.15%        22,202         1997
Portfolio-Q                         10.207482        12.282942        20.33%        14,615         1996
                                    10.000000        10.207482         2.07%           484         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund          12.282942        15.126324        23.15%        21,146         1997
Portfolio-NQ                        10.207482        12.282942        20.33%        12,689         1996
                                    10.000000        10.207482         2.07%         1,565         1995
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             10.000000        10.957842         9.58%         1,128         1997*
Opportunities Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             10.000000        10.957842         9.58%         7,174         1997*
Opportunities Portfolio-NQ
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds,     10.000000         9.833594        -1.66%         2,014         1997*
Inc.- Emerging Markets Debt
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds,     10.000000         9.833594        -1.66%         1,055         1997*
Inc.- Emerging Markets Debt
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------


                                   16 of 129

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.



                                BEGINNING UNIT    ENDING UNIT   PERCENT CHANGE  NUMBER OF UNITS  AT THE END OF
         FUND                       VALUE            VALUE       IN UNIT VALUE    THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation           13.467403        17.967816        33.42%         41,342          1997
Fund-Q                              10.763065        13.467403        25.13%         12,286          1996
                                    10.000000        10.763065         7.63%            0            1995
-------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation           13.467403        17.967816        33.42%         30,233          1997
Fund-NQ                             10.763065        13.467403        25.13%         16,971          1996
                                    10.000000        10.763065         7.63%            0            1995
-------------------------------------------------------------------------------------------------------------
NSAT-Government                     10.534938        11.460915        8.79%          12,756          1997
Bond Fund-Q                         10.262495        10.534938        2.65%           5,170          1996
                                    10.000000        10.262495        2.62%             329          1995
-------------------------------------------------------------------------------------------------------------
NSAT-Government                     10.534938        11.460915        8.79%          20,611          1997
Bond Fund-NQ                        10.262495        10.534938        2.65%          16,048          1996
                                    10.000000        10.262495        2.62%             0            1995
-------------------------------------------------------------------------------------------------------------
NSAT-Money Market                   10.507347        10.971484        4.42%          39,718          1997
Fund-Q**                            10.076854        10.507347        4.27%          32,496          1996
                                    10.000000        10.076854        0.77%           1,951          1995
-------------------------------------------------------------------------------------------------------------
NSAT-Money Market                   10.507347        10.971484        4.42%          33,925          1997
Fund-NQ**                           10.076854        10.507347        4.27%          33,761          1996
                                    10.000000        10.076854        0.77%             578          1995
-------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small               13.903343        16.185025       16.41%          28,143          1997
Company Fund-Q                      11.411037        13.903343       21.84%          13,231          1996
                                    10.000000        11.411037       14.11%           1,552          1995
-------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small               13.903343        16.185025       16.41%          53,457          1997
Company Fund-NQ                     11.411037        13.903343       21.84%          31,720          1996
                                    10.000000        11.411037       14.11%             676          1995
-------------------------------------------------------------------------------------------------------------
NSAT-Total                          12.691338        16.295055       28.40%         154,636          1997
Return Fund-Q                       10.500717        12.691338       20.86%          49,402          1996
                                    10.000000        10.500717        5.01%              42          1995
-------------------------------------------------------------------------------------------------------------
NSAT-Total                          12.691338        16.295055       28.40%         127,059          1997
Return Fund-NQ                      10.500717        12.691338       20.86%          65,856          1996
                                    10.000000        10.500717        5.01%             450          1995
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  10.795282        13.815173       27.97%          12,673          1997
AMT-Growth Portfolio-Q               9.971367        10.795282        8.26%           6,941          1996
                                    10.000000         9.971367       -0.29%           2,596          1995
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  10.795282        13.815173       27.97%          12,764          1997
AMT-Growth Portfolio-NQ              9.971367        10.795282        8.26%           7,119          1996
                                    10.000000         9.971367       -0.29%           1,831          1995
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  10.533549        11.153775        5.89%           6,757          1997
AMT-Limited Maturity                10.180593        10.533549        3.47%           1,473          1996
Bond Portfolio-Q                    10.000000        10.180593        1.81%             0            1995
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  10.533549        11.153775        5.89%           4,478          1997
AMT-Limited Maturity                10.180593        10.533549        3.47%           2,542          1996
Bond Portfolio-NQ                   10.000000        10.180593        1.81%          18,239          1995
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  13.585552        17.688563       30.20%          28,536          1997
AMT-Partners Portfolio-Q            10.570046        13.585552       28.53%          11,527          1996
                                    10.000000        10.570046        5.70%             934          1995
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  13.585552        17.688563       30.20%          35,613          1997
AMT-Partners Portfolio-NQ           10.570046        13.585552       28.53%          19,721          1996
                                    10.000000        10.570046        5.70%             233          1995
-------------------------------------------------------------------------------------------------------------


                                   17 of 129

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


                                                                            NUMBER OF UNITS
                      BEGINNING UNIT      ENDING UNIT     PERCENT CHANGE     AT THE END OF
         FUND             VALUE              VALUE        IN UNIT VALUE       THE PERIOD          YEAR
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         10.693801         11.589929          8.38%             9,333             1997
Oppenheimer Bond         10.287129         10.693801          3.95%             5,191             1996
Fund-Q                   10.000000         10.287129          2.87%               0               1995
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         10.693801         11.589929          8.38%             5,291             1997
Oppenheimer Bond         10.287129         10.693801          3.95%             2,496             1996
Fund-NQ                  10.000000         10.287129          2.87%                71             1995
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         11.787738         14.315651         21.45%             6,749             1997
Oppenheimer Global       10.087683         11.787738         16.85%             1,508             1996
Securities Fund-Q        10.000000         10.087683          0.88%               0               1995
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF          11.787738         14.315651         21.45%             8,609             1997
Oppenheimer Global       10.087683         11.787738         16.85%             4,650             1996
Securities Fund-NQ       10.000000         10.087683          0.88%                44             1995
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         10.000000         10.452434          4.52%             1,122             1997*
Oppenheimer Growth
Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         10.000000         10.452434          4.52%               153             1997*
Oppenheimer Growth
Fund-NQ
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         11.803522         13.725672         16.28%            14,345             1997
Oppenheimer              10.302692         11.803522         14.57%             4,469             1996
Multiple Strategies      10.000000         10.302692          3.03%               0               1995
Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         11.803522         13.725672         16.28%             9,530             1997
Oppenheimer              10.302692         11.803522         14.57%             4,093             1996
Multiple Strategies      10.000000         10.302692          3.03%                78             1995
Fund-NQ
-------------------------------------------------------------------------------------------------------------
Strong Opportunity       12.408965         15.443112         24.45%            19,338             1997
Fund II, Inc.-Q          10.587949         12.408965         17.20%             7,847             1996
                         10.000000         10.587949          5.88%               491             1995
-------------------------------------------------------------------------------------------------------------
Strong Opportunity       12.408965         15.443112         24.45%            14,422             1997
Fund, II Inc.-NQ         10.587949         12.408965         17.20%             8,283             1996
                         10.000000         10.587949          5.88%               309             1995
-------------------------------------------------------------------------------------------------------------
Strong Variable          10.467953         11.566866         10.50%             1,366             1997
Insurance Funds,         10.468286         10.467953         -0.00%               897             1996
Inc.-Discovery           10.000000         10.468286          4.68%               418             1995
Fund II, Inc.-Q
-------------------------------------------------------------------------------------------------------------
Strong Variable          10.467953         11.566866         10.50%             6,228             1997
Insurance Funds,         10.468286         10.467953         -0.00%             5,000             1996
Inc.-Discovery           10.000000         10.468286          4.68%             1,763             1995
Fund II, Inc.-NQ
-------------------------------------------------------------------------------------------------------------
Strong Variable          11.142737          9.559256        -14.21%             3,580             1997
Insurance Funds, Inc.-   10.176527         11.142737          9.49%             3,313             1996
International Stock      10.000000         10.176527          1.77%               0               1995
Fund II-Q
-------------------------------------------------------------------------------------------------------------
Strong Variable          11.142737          9.559256        -14.21%             1,291             1997
Insurance Funds, Inc.-   10.176527         11.142737          9.49%             2,222             1996
International Stock      10.000000         10.176527          1.77%               0               1995
Fund II-NQ
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide        10.285816         10.447140          1.57%               637             1997
Insurance Trust-         10.113918         10.285816          1.70%               683             1996
Worldwide Bond           10.000000         10.113918          1.14%               496             1995
Fund-Q
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide        10.285816         10.447140          1.57%             1,016             1997
Insurance Trust-         10.113918         10.285816          1.70%               181             1996
Worldwide Bond           10.000000         10.113918          1.14%               0               1995
Fund-NQ
-------------------------------------------------------------------------------------------------------------


                                   18 of 129

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


                                                                               NUMBER OF UNITS
                           BEGINNING UNIT    ENDING UNIT     PERCENT CHANGE     AT THE END OF
         FUND                  VALUE            VALUE        IN UNIT VALUE       THE PERIOD         YEAR
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.078944         8.838016        -12.31%           10,818             1997
Insurance Trust-              10.000000        10.078944          0.79%              0               1996*
Worldwide Emerging
Markets Fund-Q
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.078944         8.838016        -12.31%            5,579             1997
Insurance Trust-              10.000000        10.078944          0.79%              151             1996*
Worldwide Emerging
Markets Fund-NQ
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.953621        12.634338         -2.46%            1,428             1997
Insurance Trust-Worldwide     11.060595        12.953621         17.12%            1,121             1996
Hard Assets Fund-Q            10.000000        11.060595         10.61%              305             1995
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.953621        12.634338         -2.46%            9,072             1997
Insurance Trust-Worldwide     11.060595        12.953621         17.12%            8,904             1996
Hard Assets-NQ                10.000000        11.060595         10.61%              194             1995
-------------------------------------------------------------------------------------------------------------
Van Kampen American           14.773661        17.802527         20.50%            6,274             1997
Capital Life Investment       10.597781        14.773661         39.40%            3,666             1996
Trust-Morgan Stanley          10.000000        10.597781          5.98%              231             1995
Real Estate Securities
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Van Kampen American           14.773661        17.802527         20.50%           16,279             1997
Capital Life Investment       10.597781        14.773661         39.40%           10,037             1996
Trust-Morgan Stanley          10.000000        10.597781          5.98%              235             1995
Real Estate Securities
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         11.306243        10.962668         -3.04%            9,899             1997
International Equity          10.363169        11.306243          9.10%            6,990             1996
Portfolio-Q                   10.000000        10.363169          3.63%               56             1995
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         11.306243        10.962668         -3.04%            7,315             1997
International Equity          10.363169        11.306243          9.10%            7,213             1996
Portfolio-NQ                  10.000000        10.363169          3.63%              0               1995
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.164891        11.428435         12.43%              774             1997
Post-Venture Capital          10.000000        10.164891          1.65%              0               1996*
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.164891        11.428435         12.43%            2,554             1997
Post-Venture Capital          10.000000        10.164891          1.65%               74             1996*
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         12.604244        14.460130         14.72%           14,575             1997
Small Company Growth          11.154927        12.604244         12.99%           11,253             1996
Portfolio-Q                   10.000000        11.154927         11.55%            3,368             1995
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         12.604244        14.460130         14.72%           23,748             1997
Small Company Growth          11.154927        12.604244         12.99%           26,142             1996
Portfolio-NQ                  10.000000        11.154927         11.55%              959             1995
-------------------------------------------------------------------------------------------------------------




* The Dreyfus Variable Investment Fund-Capital Appreciation Portfolio, Fidelity VIP III Growth Opportunities Portfolio, Morgan Stanley Universal Funds, Inc.-Emerging Markets Debt Portfolio, and Oppenheimer VAF-Oppenheimer Growth Fund were added July 14, 1997. Consequently, the Condensed Financial Information reflects the Accumulation Unit values for the Accumulation Units outstanding for the period from July 14, 1997 to December 31, 1997. The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Post-Venture Capital Portfolio were added December 23, 1996. Consequently, the Condensed Financial Information reflects the Accumulation Unit values for the Accumulation Units outstanding for the period from December 23, 1996 to December 31, 1996.

**  The 7-day yield on the Money Market Fund as of December 31, 1997 was 4.55%.

    The American Century Variable Portfolios, Inc. - American Century VP Income & Growth, NSAT-Nationwide Small Cap Value Fund and Neuberger & Berman AMT
    - Guardian Portfolio were added to the Variable Account on May 1, 1998. Consequently, no Condensed Financial Information is available.

                                   19 of 129

                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.


                              THE VARIABLE ACCOUNT


The Variable Account was established by the Company on October 7, 1981, pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

Purchase Payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under IRAs, Roth IRAs and SEP IRAs and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.


UNDERLYING MUTUAL FUND OPTIONS


A Contract Owner may choose from among a number of different Underlying Mutual Fund options. See Appendix B which contains a summary of investment objectives for each Underlying Mutual Fund. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-243-6295, Voice Response (available 24 hours) 1-800-848-8258, TDD 1-800-238-3035 or writing P.O. Box 182356, Columbus, Ohio 43216-2356.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which in the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including: a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

                                   20 of 129

VOTING RIGHTS


Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.


Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES


If the shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.


                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

EXPENSES OF VARIABLE ACCOUNT


The Variable Account is responsible for a Mortality Risk Charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to Premium Tax deductions, if applicable, but are not subject to the Mortality Risk Charge.


MORTALITY RISK CHARGE


The Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. By guaranteeing the Contracts annuity rate, the Company assumes the mortality risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population.


PREMIUM TAXES


The Company will charge against the Contract Value of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.

                                   21 of 129

                            OPERATION OF THE CONTRACT


INVESTMENTS OF THE VARIABLE ACCOUNT

The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well as to those set forth in the Contract.


ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments are allocated to the Fixed Account or to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.


There are no minimum initial or subsequent Purchase Payment requirements. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas.


VALUE OF AN ACCUMULATION UNIT


The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.


NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:


       (a)  is the net of:

           (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, and


           (2) the per share amount of any dividend or capital gain Distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.


        (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

        (c) is a factor representing the daily Mortality Risk Charge. Such factor is equal to an annual rate of 0.80% of the daily net assets of the Variable Account.

                                   22 of 129

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for the Mortality Risk Charge.

DETERMINING THE CONTRACT VALUE


The Contract Value is the sum of all Accumulation Units and amounts allocated and credited to the Fixed Account. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.


RIGHT TO REVOKE


The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges.
All IRA, Roth IRA and SEP IRA refunds will be return of Purchase Payments.


The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS


The Contract Owner may request a transfer of up to 100% of the Variable Account Value to the Fixed Account, without penalty or adjustment. However, the Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 10% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. The Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or purchase payments into the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. Once the Contract has been Annuitized, transfers may only be made on each anniversary of the Annuitization Date.


The Contract Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions

                                   23 of 129
taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.


Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept: (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf or more than one Contract Owner; or (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

CONTRACT OWNERSHIP


Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner.


JOINT OWNERSHIP


Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by state law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.


CONTINGENT OWNERSHIP


The Contingent Owner is the person who may receive certain benefits under the Contract if the Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date the Contingent Owner will not have any rights in the Contract, unless the Contingent Owner is also the named Beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice is recorded by the Home Office, the




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change will become effective as of the date the written request was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of the change.


BENEFICIARY


The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.


SURRENDER (REDEMPTION)


Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

When requested, the Company will surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, unless otherwise instructed. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when:


     (1) the New York Stock Exchange ("Exchange") is closed;

     (2) trading on the Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or


     (4) the SEC, by order, permits such suspension or postponement for the protection of security holders.

The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.


The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares.

ASSIGNMENT


The Contract Owner of a Non-Qualified Contract may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value, which is pledged or assigned, will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable




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year in which it was pledged or assigned. In addition, any Contract Values assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in this Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


IRAs, Roth IRAs and SEP IRAs, may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.


                             CONTRACT OWNER SERVICES


ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or based on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur on the first business day after that day. Asset Rebalancing requests must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Money Market Fund, Neuberger &
Berman AMT-Limited Maturity Bond Portfolio or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account when the program is requested. Transfers will be processed until either the value in the originating Sub-Account or Fixed Account is exhausted or the Contract Owner instructs the Home Office to cancel the transfers.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Unless otherwise directed, the withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. Unless otherwise directed by the Contract Owner, the Company will withhold federal income taxes. A 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59-1/2, unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").


          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE


An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

     (1) an Annuity Payout Option; and




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     (2) either a Fixed Payment Annuity, Variable Payment Annuity or an
         available combination.

If a Variable Payment Annuity is elected, all amounts in the Fixed Account must be transferred to the Sub-Accounts prior to the Annuitization Date.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS


Payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $5,000, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments provided would be or become less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an annuity option less frequently than annually.




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ANNUITY PAYMENT OPTIONS


The Contract Owner may, upon written notice to the Company at any time prior to the Annuitization Date, elect one of the following Annuity Payment Options:

       Option 1-Life Annuity-An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Contract Owner at the time the Annuity Payment Option was elected.

       Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives the notice of the Annuitant's death.

Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.


For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. IRAs and SEP IRAs are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions, must be distributed in accordance with "Required Distributions for Non-Qualified Contracts" provision.


DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS


If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

The Beneficiary may elect to receive the Death Benefit: (1) in a lump sum Distribution; (2) as an annuity payout; or (3) any Distribution permitted by law and is approved by the Company.

An election must be received by the Company within 60 days of the Annuitant's death. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.


DEATH OF CONTRACT OWNER/ANNUITANT


If any Contract Owner and Annuitant are the same, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provisions.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.




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DEATH BENEFIT PAYMENT


For Contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve applicable Contract modifications, if the Annuitant dies prior to his or her 86th birthday, the dollar amount of the Death Benefit will be the greatest of:

       (1) the Contract Value; or

       (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered; or

       (3) the Contract Value as of the most recent five year Contract Anniversary, less an adjustment for amounts surrendered since that five year Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

For Contracts issued prior to May 1, 1998 or the date prior to approval of applicable Contract modifications by state insurance authorities, if the Annuitant dies prior to his or her 86th birthday, the dollar amount of the Death Benefit will be the greatest of:

       (1) the Contract Value; or

       (2) the sum of all Purchase Payments, less any amounts surrendered; or

       (3) the Contract Value as of the most recent five year Contract Anniversary, less amounts surrendered since that five year Contract Anniversary.

If the Annuitant dies on or after his or her 86th birthday and prior to Annuitization, the Death Benefit will equal the Contract Value.

The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

       (1) proper proof of the Annuitant's Death;

       (2) an election specifying the Distribution method; and

       (3) any state required form(s).


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS


Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner of the Contract on the Annuitization Date) certain Distributions for Non-Qualified Contract, are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions will be made in accordance with such requirements:

       1. If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

       2. If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

           (a) any interest payable to or for the benefit of a natural person (referred to here as a "designated beneficiary") may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death, unless otherwise permitted by federal income tax regulations; and

            (b) if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse may elect to become the Contract Owner, in lieu of receiving a Death Benefit, and any distributions required under these distribution rules will be made upon the death of the spouse.


In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:


       (i) the death of the Annuitant will be treated as the death of any Contract Owner,




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       (ii)  any change of the Annuitant will be treated as the death of any
             Contract Owner, and

       (iii) in either case the appropriate distribution required under these distribution rules will be made upon such death or change, as the case may be.


The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.


These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of
Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with these above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.

REQUIRED DISTRIBUTIONS FOR IRAS OR SEP IRAS

Distribution from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70-1/2. Distribution may be payable in a lump sum or in substantially equal payments over:

        (a) the Contract Owner's life or the lives of the Contract Owner and his or her spouse or designated beneficiary; or

        (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

        (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

             (i) treat the annuity as an IRA or SEP IRA established for his or her benefit; or

             (ii) receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70-1/2; or

        (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another IRA or SEP IRA of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The Owner of an IRA or SEP IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

IRA and SEP IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.




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Simplified Employee Pensions (SEPs) and Salary Reduction Simplified Employee
Pensions (SAR SEPs), described in Section 408(k) of the Code are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.


REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

        (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

             (i) treat the annuity as a Roth IRA established for his or her benefit; or

             (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70-1/2; or

        (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").


                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.


Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs, including SEP IRAs;
(2) Roth IRAs; and (3) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions from IRAs, SEP IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all Contracts exceeds prior non-taxable Distributions from the Contracts, and the total account balances in the Contracts at the time of the Distribution. The Contract Owner of such IRAs, SEP IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs, SEP IRAs and Individual Retirement Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59-1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner; (iii) it is attributable to the Contract Owner's disability; or
(iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous




                                       29

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




Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a qualified plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for federal estate tax purposes.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal adviser should be consulted.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59-1/2. The penalty tax does not apply if the Distribution is attributed to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract



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Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.


In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Contract Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Contract Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution" provisions). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of a Contract Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS


The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.


As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather, the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.


The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a Contract that is:

      (a) acquired by the estate of a decedent by reason of the death of the decedent;

      (b) issued in connection with certain qualified retirement plans and individual retirement plans;

      (c) used in connection with certain structured settlements;

      (d) purchased by an employer upon the termination of certain qualified retirement plans; or

      (e) an immediate annuity.


IRAS AND SEP IRAS

Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from IRAs, SEP IRAs and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

The Code permits the rollover of most Distributions from Qualified Plans to IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another IRA or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

      (a) one of a series of substantially equal annual (or more frequent) payments made:




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             (i)   over the life (or life expectancy) of the Contract Owner;

             (ii) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or

             (iii) for a specified period of ten years or more; or

      (b) a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

The Contract is available for Qualified Plans electing to comply with Section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of Section 404(c).


IRAs and SEP IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the IRA or SEP IRA did not qualify for the desired tax treatment.

ROTH IRAS

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the income from rollover is included in income ratably over the four year period commencing in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may be subject to an additional 10% penalty.


WITHHOLDING


The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.


NON-RESIDENT ALIENS


Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For Distributions, the NRA must obtain an Individual Taxpayer Identification Number from the IRS and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.


A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and



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that such payment is includable in the recipient's gross income for United
States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES


A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal tax purposes, even if all or a portion of the value is also subject to federal income taxes.


The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:


      (a) an individual who is two or more generations younger than the Contract Owner; or

      (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only," Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of the Death Benefit, Distribution, or other payment by the tax liability, and pay the tax liability directly to the IRS.

Federal estate, gift and generation-skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit or other payment.


CHARGE FOR TAX


The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.


DIVERSIFICATION


The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Contract Owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.




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TAX CHANGES


The Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein), may affect the tax consequences of the Contract.


The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES


Contract Owner inquiries may be directed to the Company by writing P.O. Box 182356, Columbus, Ohio 43216-2356 , or calling 1-800-243-6295, Voice Response (available 24 hours) 1-800-848-8258, TDD 1-800-238-3035.


STATEMENTS AND REPORTS


The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a dollar cost averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.


ADVERTISING


A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


The Company may also advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term



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Government or Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury
Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and the Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected are calculated as described in this section using Underlying Mutual Fund performance for the periods ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. Contract Value at redemption may be more or less than the original cost.

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



                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                          NON-STANDARDIZED TOTAL RETURN


--------------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     10 Years To        Date Fund
        SUB-ACCOUNT OPTIONS             12/31/97         12/31/97      12/31/97 or        Effective
                                                                       Life of Fund
--------------------------------------------------------------------------------------------------------
American Century Variable                14.88%           10.38%          10.16%           05-01-91
Portfolios, Inc.-American Century
VP Balanced
--------------------------------------------------------------------------------------------------------
American Century Variable                -4.03%            4.92%           7.82%*          11-20-87
Portfolios, Inc.-American Century
VP Capital Appreciation
--------------------------------------------------------------------------------------------------------
American Century Variable                17.69%             N/A            9.72%           05-01-94
Portfolios, Inc.-American Century
VP International
--------------------------------------------------------------------------------------------------------
American Century Variable                25.07%             N/A           22.20%           05-01-96
Portfolios, Inc.-American Century
VP Value
--------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.           31.89%           18.75%          14.94%           09-29-89
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment              27.04%             N/A           18.93%           04-05-93
Fund-Capital Appreciation Portfolio
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment              15.28%             N/A           23.07%           05-02-94
Fund-Growth & Income Portfolio
--------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible         27.41%             N/A           20.55%           10-06-93
Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------
Fidelity VIP                             27.08%           19.19%          15.82%*          10-09-86
Equity-Income Portfolio
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio            22.49%           17.07%          16.27%*          10-09-86
--------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio       16.73%           13.03%          11.91%*          09-19-85
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio          10.66%           13.19%           8.75%*          01-28-87
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager            19.69%           12.05%          11.82%           09-06-89
Portfolio.
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio     23.15%             N/A           26.97%           01-03-95
--------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth                  28.92%             N/A           25.84%           01-03-95
Opportunities Portfolio
--------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Fund,             N/A              N/A             N/A            06-16-97
Inc.-Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund           33.42%           18.03%          16.64%           04-15-92
--------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                 8.79%            6.53%           8.39%*          11-08-82
--------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                    4.42%            3.69%           4.78%*          11-10-81
--------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Company Fund       16.41%             N/A           24.64%           10-23-95
--------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                   28.40%           17.00%          14.71%*          11-08-82
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                  27.97%           12.58%          13.97%*          09-10-84
Growth Portfolio
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                   5.89%            4.79%           6.22%*          09-10-84
Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                  30.20%             N/A           23.21%           03-22-94
Partners Portfolio
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-       8.38%            7.37%           8.63%*          04-30-85
Oppenheimer Bond Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      21.45%           17.87%          11.37%           11-12-90
Oppenheimer Global Securities Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      25.68%           17.67%          15.75%*          04-03-85
Oppenheimer Growth Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      16.28%           12.41%          11.84%*          02-09-87
Oppenheimer Multiple Strategies Fund
--------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.         24.45%           18.37%          19.11%           05-08-92
--------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,         10.50%           11.00%          11.24%           05-08-92
Inc.-Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------


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



--------------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     10 Years To        Date Fund
        SUB-ACCOUNT OPTIONS             12/31/97         12/31/97      12/31/97 or        Effective
                                                                       Life of Fund
--------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,           -14.21%            N/A              -1.73%         10-20-95
Inc.-International Stock II
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-           1.57%           4.70%              5.32%         09-01-89
Worldwide Bond Fund
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-         -12.31%            N/A               4.48%         12-27-95
Worldwide Emerging Markets Fund
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-          -2.53%          14.19%              6.15%         09-01-89
Worldwide Hard Assets Fund
--------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            20.50%            N/A              26.90%         07-03-95
Investment Trust-Morgan Stanley
Real Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International          -3.04%            N/A               5.02%         06-30-95
Equity Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-                       12.43%            N/A               7.68%         09-30-96
Post-Venture Capital Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company          14.72%            N/A              21.10%         06-30-95
Growth Portfolio
--------------------------------------------------------------------------------------------------------




*   Represents 10 years to 12/31/97.

                                   39 of 129

                                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------------------
                                 1 Year To    5 Years To     Ten Years or Date     Date Fund Added to
     SUB-ACCOUNT OPTIONS         12/31/97      12/31/97      Fund Available in       Variable Account
                                                             Variable Account
                                                                To 12/31/97
----------------------------------------------------------------------------------------------------------
American Century Variable         14.88%       10.38%            4.83%                  05-01-92
Portfolios, Inc.-American
Century VP Balanced
----------------------------------------------------------------------------------------------------------
American Century Variable         -4.03%        4.92%            7.82%*                 12-01-87
Portfolios, Inc.-American
Century VP Capital
Appreciation
----------------------------------------------------------------------------------------------------------
American Century Variable         17.69%         N/A             9.96%                  08-01-94
Portfolios, Inc.-American
Century VP International
----------------------------------------------------------------------------------------------------------
American Century Variable         25.07%         N/A            26.25%                  12-23-96
Portfolios, Inc.-American
Century VP Value
----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.    31.89%         N/A            13.13%                  09-20-93
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment         N/A          N/A             4.70%                  07-14-97
Fund-Capital Appreciation
Portfolio
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment       15.28%         N/A            14.81%                  12-23-96
Fund-Growth & Income
Portfolio
----------------------------------------------------------------------------------------------------------
The Dreyfus Socially              27.41%         N/A            11.41%                  10-01-93
Responsible Growth Fund, Inc.
----------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income        27.08%       19.19%           15.82%*                 05-01-87
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio     22.49%       17.07%           16.27%*                 12-01-87
----------------------------------------------------------------------------------------------------------
Fidelity VIP High Income          16.73%       13.03%           11.91%*                 05-01-87
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas             10.66%       13.19%            8.75%*                 05-01-87
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager     19.69%       12.05%            4.42%                  09-01-89
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund        23.15%         N/A            18.03%                  07-03-95
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             N/A          N/A            21.72%                  07-14-97
Opportunities Portfolio
----------------------------------------------------------------------------------------------------------
Morgan Stanley Universal            N/A          N/A            -3.54%                  07-14-97
Fund, Inc.-Emerging Markets
Debt Portfolio
----------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation         33.42%       18.03%           10.89%                  05-01-92
Fund
----------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund          8.79%        6.53%            8.39%*                 11-15-82
----------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund             4.42%        3.69%            4.78%*                 02-25-82
----------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small             16.41%         N/A            24.59%                  10-23-95
Company Fund
----------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund            28.40%       17.00%           14.71%*                 11-15-82
----------------------------------------------------------------------------------------------------------


                                   40 of 129

                                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------------------------
                                 1 Year To    5 Years To   Ten Years or Date      Date Fund Added to
     SUB-ACCOUNT OPTIONS         12/31/97      12/31/97    Fund Available in       Variable Account
                                                           Variable Account
                                                              To 12/31/97
---------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-           27.97%        12.58%          13.97%*                 12-01-87
Growth Portfolio
----------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-            5.89%         4.79%           6.22%*                 12-01-87
Limited Maturity Bond
Portfolio
---------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-           30.20%          N/A           18.17%                  08-01-94
Partners Portfolio
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       8.38%         7.37%           1.79%                  09-01-89
Funds-Oppenheimer Bond Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      21.45%          N/A            8.81%                  10-01-93
Funds-Oppenheimer Global
Securities Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account        N/A           N/A            9.97%                  07-14-97
Funds-Oppenheimer Growth Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      16.28%        12.41%           3.87%                  09-01-89
Funds-Oppenheimer Multiple
Strategies Fund
---------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,       24.45%        18.37%           8.00%                  05-08-92
Inc.
---------------------------------------------------------------------------------------------------------
Strong Variable Insurance         10.50%        11.00%           2.61%                  05-08-92
Funds, Inc.-Discovery Fund
II, Inc.
---------------------------------------------------------------------------------------------------------
Strong Variable Insurance        -14.21%          N/A           -2.04%                  10-23-95
Funds, Inc.-International
Stock II
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance        1.57%         4.70%            0.53%                 09-01-89
Trust- Worldwide Bond Fund
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      -12.31%          N/A          -11.39%                  12-23-96
Trust- Worldwide Emerging
Markets Fund
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance       -2.53%        14.19%           2.84%                  09-01-89
Trust- Worldwide Hard Assets
Fund
---------------------------------------------------------------------------------------------------------
Van Kampen American Capital       20.50%          N/A           25.98%                  07-03-95
Life Investment Trust- Morgan
Stanley Real Estate
Securities Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-             -3.04%          N/A            3.75%                  07-03-95
International Equity Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-             12.43%          N/A           13.97%                  12-23-96
Post-Venture Capital Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small        14.72%          N/A           15.92%                  07-03-95
Company Growth Portfolio
---------------------------------------------------------------------------------------------------------




*  Represents 10 years to 12/31/97.

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



                           YEAR 2000 COMPLIANCE ISSUES


The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.



                                LEGAL PROCEEDINGS

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.


                      TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                                                          PAGE
General Information and History.............................................................................1
Services....................................................................................................1
Purchase of Securities Being Offered........................................................................2
Underwriters................................................................................................2
Calculations of Performance.................................................................................2
Annuity Payments............................................................................................3
Financial Statements........................................................................................4


                                   42 of 129

                                   APPENDIX A


Purchase Payments under the Fixed Account of the Contract and transfers to the Fixed Account become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the "1933 Act" nor is the general account registered as an investment company under the "1940 Act." Accordingly, neither the general account nor any interest therein are subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.


Investment income from the Fixed Account includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the contracts will vary from at the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period not less than twelve months. However, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

The Company guarantees that the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges.


TRANSFERS


For transfers from the Fixed Account to the Variable Account, refer to the "Transfers" provision of the prospectus.

                                   43 of 129

                                   APPENDIX B


              OBJECTIVES FOR PARTICIPATING UNDERLYING MUTUAL FUNDS

THE UNDERLYING MUTUAL FUNDS LISTED BELOW ARE DESIGNED PRIMARILY AS INVESTMENT VEHICLES FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES ISSUED BY INSURANCE COMPANIES. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


       -AMERICAN CENTURY VP BALANCED

       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

       -AMERICAN CENTURY VP CAPITAL APPRECIATION

       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


       -AMERICAN CENTURY VP INCOME & GROWTH

       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


       -AMERICAN CENTURY VP INTERNATIONAL


       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

                                   44 of 129

       -AMERICAN CENTURY VP VALUE


       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


DREYFUS STOCK INDEX FUND, INC.


The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND


Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

       -CAPITAL APPRECIATION PORTFOLIO

       Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


       -GROWTH & INCOME PORTFOLIO

       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

                                   45 of 129

       Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND


The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

       -VIP EQUITY-INCOME PORTFOLIO

       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP GROWTH PORTFOLIO

       Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -VIP HIGH INCOME PORTFOLIO

       Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:


       o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities


          Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       -VIP OVERSEAS PORTFOLIO


       Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

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




       -VIP II ASSET MANAGER PORTFOLIO

       Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

       -VIP II CONTRAFUND PORTFOLIO

       Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

       -VIP III GROWTH OPPORTUNITIES PORTFOLIO

       Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

       -EMERGING MARKETS DEBT PORTFOLIO

       Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.


NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.


       -CAPITAL APPRECIATION FUND


       Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which the NAS determines have a better-than-average potential for sustained capital growth over the long term.


       -GOVERNMENT BOND FUND


       Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.



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




       -MONEY MARKET FUND


       Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -NATIONWIDE SMALL CAP VALUE FUND

       Subadviser: The Dreyfus Corporation

       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       -NATIONWIDE SMALL COMPANY FUND

       Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -TOTAL RETURN FUND

       Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger and Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is N&B Management.


       -AMT GROWTH PORTFOLIO


       Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

      -AMT GUARDIAN PORTFOLIO

       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting




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




       securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

       -AMT LIMITED MATURITY BOND PORTFOLIO


       Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.


       -AMT PARTNERS PORTFOLIO

       Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.


OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

       -OPPENHEIMER BOND FUND


       Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


       -OPPENHEIMER GLOBAL SECURITIES FUND


       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

       -OPPENHEIMER GROWTH FUND

       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


       -OPPENHEIMER MULTIPLE STRATEGIES FUND


       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.




                                       47

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



STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

       -DISCOVERY FUND II, INC.


       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.


       -INTERNATIONAL STOCK FUND II


       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.


VAN ECK WORLDWIDE INSURANCE TRUST


Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


       -WORLDWIDE BOND FUND


       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.


       -WORLDWIDE EMERGING MARKETS FUND


       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.


       -WORLDWIDE HARD ASSETS FUND


       Investment Description: Seeks long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.


VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

       -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the




                                       48

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


       Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.


WARBURG PINCUS TRUST


The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").


       -INTERNATIONAL EQUITY PORTFOLIO


       Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


       -POST-VENTURE CAPITAL PORTFOLIO


       Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or
       (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.


       -SMALL COMPANY GROWTH PORTFOLIO


       Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.




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



                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1998


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated
May 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182356, Columbus, Ohio 43216-2356, or calling 1-800-243-6295, TDD 1-800-238-3035.


                                                    TABLE OF CONTENTS
                                                                                                                    PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................2
Underwriters..........................................................................................................2
Calculations of Performance...........................................................................................2
Annuity Payments......................................................................................................3
Financial Statements..................................................................................................4


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise. All of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.


SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.


The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                   52 of 129

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").




UNDERWRITERS


The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio, 43215, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1997, 1996 and 1995, no underwriting commissions were paid by the Company to NAS.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1997, the NSAT-Money Market Fund's seven-day current unit value yield was 4.55%. The NSAT-Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1997, the seven-day effective yield was 4.66%.

The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 0.80% Mortality Risk Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

                                   53 of 129

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund has not been available for one of the prescribed periods. Nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments", located in the prospectus.

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

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                        [KPMG Peat Marwick LLP]

Columbus, Ohio
February 6, 1998

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
Investments at market value:

   American Century VP - American Century VP Balanced (ACVPBal)
      20,476,916 shares (cost $145,210,488) .................................       $  168,729,789

   American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      35,124,238 shares (cost $366,581,346) .................................          340,002,620

   American Century VP - American Century VP International (ACVPInt)
      26,517,160 shares (cost $175,620,106) .................................          181,377,372

   American Century VP - American Century VP Value (ACVPValue)
      9,871,295 shares (cost $66,743,356) ...................................           68,408,074

   American VI Series - Growth Fund (AVISGro)
      589,564 shares (cost $20,775,384) .....................................           26,518,568

   American VI Series - High-Yield Bond Fund (AVISHiYld)
      217,805 shares (cost $3,087,017) ......................................            3,193,028

   American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
      458,636 shares (cost $5,228,988) ......................................            5,090,859

   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      7,268,176 shares (cost $168,325,784) ..................................          181,486,347

   Dreyfus Stock Index Fund (DryStkIx)
      42,571,692 shares (cost $948,590,264) .................................        1,096,221,070

   Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
      360,888 shares (cost $10,005,405) .....................................           10,068,786

   Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      2,677,081 shares (cost $55,737,101) ...................................           55,629,748

   Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
      106,941,882 shares (cost $1,935,779,096) ..............................        2,596,548,894

   Fidelity VIP - Growth Portfolio (FidVIPGr)
      53,769,558 shares (cost $1,588,057,111) ...............................        1,994,850,605

   Fidelity VIP - High Income Portfolio (FidVIPHI)
      60,959,130 shares (cost $746,503,217) .................................          827,824,982

   Fidelity VIP - Overseas Portfolio (FidVIPOv)
      30,489,461 shares (cost $555,147,003) .................................          585,397,647

   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
      59,999,206 shares (cost $881,598,674) .................................        1,080,585,706

   Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
      45,043,887 shares (cost $726,111,363) .................................          898,175,106

     Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
        2,473,099 shares (cost $45,823,984) ............................          47,656,618

     Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
        856,692 shares (cost $8,418,963) ...............................           8,284,216

     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        17,142,857 shares (cost $314,022,786) ..........................         363,600,007

     Nationwide SAT - Government Bond Fund (NSATGvtBd)
        26,333,952 shares (cost $291,315,057) ..........................         299,680,377

     Nationwide SAT - Money Market Fund (NSATMyMkt)
        838,351,024 shares (cost $838,351,024) .........................         838,351,024

     Nationwide SAT - Small Company Fund (NSATSmCo)
        18,331,094 shares (cost $280,417,300) ..........................         290,547,833

     Nationwide SAT - Total Return Fund (NSATTotRe)
        63,193,935 shares (cost $805,902,753) ..........................       1,035,116,651

     Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
        15,635,041 shares (cost $409,653,043) ..........................         477,494,149

     Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
        13,346,294 shares (cost $185,376,903) ..........................         188,449,671

     Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
        37,727,286 shares (cost $668,834,188) ..........................         777,182,092

     Oppenheimer VAF - Bond Fund (OppBdFd)
        24,430,851 shares (cost $282,815,152) ..........................         290,971,432

     Oppenheimer VAF - Global Securities Fund (OppGlSec)
        22,897,460 shares (cost $395,642,269) ..........................         489,318,728

     Oppenheimer VAF - Growth Fund (OppGro)
        499,105 shares (cost $16,341,029) ..............................          16,190,975

     Oppenheimer VAF - Multiple Strategies Fund (OppMult)
        20,045,320 shares (cost $291,681,623) ..........................         340,970,893

     Strong Opportunity Fund II, Inc. (StOpp2)
        35,219,986 shares (cost $610,939,007) ..........................         764,273,695

     Strong VIF - Strong Discovery Fund II (StDisc2)
        16,231,621 shares (cost $182,339,802) ..........................         195,266,404

     Strong VIF - Strong International Stock Fund II (StIntStk2)
        5,334,902 shares (cost $59,514,572) ............................          49,721,288

     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        8,849,992 shares (cost $96,871,940) ............................          97,261,416

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        7,070,676 shares (cost $102,193,831) ...........................          77,777,440

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        8,091,995 shares (cost $132,399,934) ...........................         127,206,167


                                                                     (Continued)

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         16,950,883 shares (cost $256,967,075) ........................          268,671,490

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         27,338,547 shares (cost $318,884,001) ........................          286,781,360

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,327,288 shares (cost $14,924,669) ..........................           14,679,809

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         23,264,677 shares (cost $348,799,967) ........................          383,401,872
                                                                              --------------
            Total investments .........................................       17,848,964,808
   Accounts receivable ................................................            1,086,934
                                                                              --------------
            Total assets ..............................................       17,850,051,742
ACCOUNTS PAYABLE ......................................................              250,315
                                                                              --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ......................................     $ 17,849,801,427
                                                                              ==============


See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                         TOTAL                            ACVPBal
                                                         ---------------------------------    ----------------------------
                                                                1997               1996             1997          1996
                                                                ----               ----             ----          ----
INVESTMENT ACTIVITY:
Reinvested dividends ................................    $    296,368,036     225,012,560       1,574,816       2,018,651
Mortality, expense and administration
  charges (note 2) ..................................        (210,285,310)   (146,901,903)     (2,067,765)     (1,512,063)
                                                         ----------------  --------------     -----------     -----------
  Net investment activity ...........................          86,082,726      78,110,657        (492,949)        506,588
                                                         ----------------  --------------     -----------     -----------
Proceeds from mutual fund shares sold ...............       6,440,464,106   4,787,197,972      33,424,138       8,647,771
Cost of mutual fund shares sold .....................      (5,862,745,516) (4,367,124,608)    (24,057,900)     (6,872,205)
                                                         ----------------  --------------     -----------     -----------
  Realized gain (loss) on investments ...............         577,718,590     420,073,364       9,366,238       1,775,566
Change in unrealized gain (loss) on investments .....       1,250,486,745     281,999,873       5,524,757       6,463,296
                                                         ----------------  --------------     -----------     -----------
  Net gain (loss) on investments ....................       1,828,205,335     702,073,237      14,890,995       8,238,862
                                                         ----------------  --------------     -----------     -----------
Reinvested capital gains ............................         616,932,003     375,915,782       6,097,662       2,876,129
                                                         ----------------  --------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............       2,531,220,064   1,156,099,676      20,495,708      11,621,579
                                                         ----------------  --------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................       3,614,758,515   3,619,439,725      31,207,874      38,739,406
Transfers between funds                                                -               -       (4,226,209)     (2,462,310)
Redemptions .........................................      (1,198,352,163)   (664,029,620)    (10,189,550)     (5,395,131)
Annuity benefits ....................................          (1,097,690)       (792,443)         (2,437)         (9,573)
Annual contract maintenance charge (note 2) .........          (7,187,524)     (6,040,328)        (70,234)        (61,745)
Contingent deferred sales charges (note 2) ..........         (18,196,002)    (10,783,506)       (187,816)       (123,085)
Adjustments to maintain reserves ....................            (692,928)        559,630         (30,715)         83,333
                                                         ----------------  --------------     -----------     -----------
    Net equity transactions .........................       2,389,232,208   2,938,353,458      16,500,913      30,770,895
                                                         ----------------  --------------     -----------     -----------

Net change in contract owners' equity ...............       4,920,452,272   4,094,453,134      36,996,621      42,392,474
Contract owners' equity beginning of period .........      12,929,349,155   8,834,896,021     131,737,212      89,344,738
                                                         ----------------  --------------     -----------     -----------
Contract owners' equity end of period ...............    $ 17,849,801,427  12,929,349,155     168,733,833     131,737,212
                                                         ================  ==============     ===========     ===========

                                                                      ACVPCapAp                         ACVPInt
                                                            -----------------------------    ----------------------------
                                                                1997             1996             1997            1996
                                                                ----             ----             ----            ----
INVESTMENT ACTIVITY:
Reinvested dividends ................................              --              --          1,256,182       1,109,222
Mortality, expense and administration
  charges (note 2) ..................................        (5,142,983)      (6,646,658)     (2,090,255)       (968,385)
                                                            -----------      -----------     -----------      ----------
  Net investment activity ...........................        (5,142,983)      (6,646,658)       (834,073)        140,837
                                                            -----------      -----------     -----------      ----------
Proceeds from mutual fund shares sold ...............       226,050,085      240,666,599     134,023,354      42,271,118
Cost of mutual fund shares sold .....................      (249,168,854)    (193,528,522)   (112,395,449)    (38,207,780)
                                                            -----------      -----------     -----------      ----------
  Realized gain (loss) on investments ...............       (23,118,769)      47,138,077      21,627,905       4,063,338
Change in unrealized gain (loss) on investments .....         2,545,749     (124,936,016)     (1,464,913)      4,485,538
                                                            -----------      -----------     -----------      ----------
  Net gain (loss) on investments ....................       (20,573,020)     (77,797,939)     20,162,992       8,548,876
                                                            -----------      -----------     -----------      ----------
Reinvested capital gains ............................         8,369,061       55,904,041       2,422,638         369,741
                                                            -----------      -----------     -----------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............       (17,346,942)     (28,540,556)     21,751,557       9,059,454
                                                            -----------      -----------     -----------      ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................        46,091,043       92,833,985      40,115,028      27,630,966
Transfers between funds                                    (101,140,496)     (76,797,656)     39,235,433       6,376,082
Redemptions .........................................       (38,900,571)     (32,305,592)     (8,333,537)     (3,307,555)
Annuity benefits ....................................           (49,144)         (48,088)         (1,590)           --
Annual contract maintenance charge (note 2) .........          (323,047)        (405,658)        (50,442)        (26,919)
Contingent deferred sales charges (note 2) ..........          (640,085)        (586,731)       (133,437)        (60,653)
Adjustments to maintain reserves ....................             1,134            1,732           1,318           5,595
                                                            -----------      -----------     -----------      ----------
    Net equity transactions .........................       (94,961,166)     (17,308,008)     70,832,773      30,617,516
                                                            -----------      -----------     -----------      ----------

Net change in contract owners' equity ...............      (112,308,108)     (45,848,564)     92,584,330      39,676,970
Contract owners' equity beginning of period .........       452,299,206      498,147,770      88,792,296      49,115,326
                                                            -----------      -----------     -----------      ----------
Contract owners' equity end of period ...............       339,991,098      452,299,206     181,376,626      88,792,296
                                                            ===========      ===========     ===========      ==========


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      ACVPValue                            AVISGro
                                                        --------------------------------      ------------------------------
                                                               1997               1996             1997              1996
                                                               ----               ----             ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $     77,961              --              144,798            138,557
  Mortality, expense and administration
    charges (note 2) ............................           (465,301)             (106)          (329,103)          (303,185)
                                                        ------------        ----------        -----------        -----------
    Net investment activity .....................           (387,340)             (106)          (184,305)          (164,628)
                                                        ------------        ----------        -----------        -----------
  Proceeds from mutual fund shares sold .........         32,856,963           118,660          6,487,233          3,867,313
  Cost of mutual fund shares sold ...............        (27,872,971)         (118,230)        (3,240,097)        (2,060,914)
                                                        ------------        ----------        -----------        -----------
    Realized gain (loss) on investments .........          4,983,992               430          3,247,136          1,806,399
  Change in unrealized gain (loss) on investments          1,666,087            (1,369)            21,117           (760,617)
                                                        ------------        ----------        -----------        -----------
    Net gain (loss) on investments ..............          6,650,079              (939)         3,268,253          1,045,782
                                                        ------------        ----------        -----------        -----------
  Reinvested capital gains ......................            151,154              --            3,172,499          1,661,940
                                                        ------------        ----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........          6,413,893            (1,045)         6,256,447          2,543,094
                                                        ------------        ----------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         18,394,894            43,638            597,163            692,043
  Transfers between funds .......................         44,252,062         1,030,309           (973,320)          (671,878)
  Redemptions ...................................         (1,702,361)             (319)        (2,781,554)        (2,669,013)
  Annuity benefits ..............................               --                --                 (946)              (852)
  Annual contract maintenance charge (note 2) ...             (7,615)             --              (16,365)           (18,116)
  Contingent deferred sales charges (note 2) ....            (15,377)             --              (10,780)           (13,815)
  Adjustments to maintain reserves ..............               (157)             --                  998                709
                                                        ------------        ----------        -----------        -----------
    Net equity transactions .....................         60,921,446         1,073,628         (3,184,804)        (2,680,922)
                                                        ------------        ----------        -----------        -----------

Net change in contract owners' equity ...........         67,335,339         1,072,583          3,071,643           (137,828)
Contract owners' equity beginning of period .....          1,072,583              --           23,447,300         23,585,128
                                                        ------------        ----------        -----------        -----------
Contract owners' equity end of period ...........       $ 68,407,922         1,072,583         26,518,943         23,447,300
                                                        ============        ==========        ===========        ===========

                                                                   AVISHiYid                           AVISGvt
                                                         -----------------------------       ----------------------------
                                                            1997               1996             1997              1996
                                                            ----               ----             ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           253,822           260,531           369,310            511,480
  Mortality, expense and administration
    charges (note 2) ............................           (38,276)          (38,243)          (72,106)           (97,504)
                                                         ----------        ----------        ----------        -----------
    Net investment activity .....................             215,546           222,288           297,204            413,976
                                                         ----------        ----------        ----------        -----------
  Proceeds from mutual fund shares sold .........           736,561           775,236         1,786,834          4,190,849
  Cost of mutual fund shares sold ...............          (655,361)         (745,378)       (1,861,559)        (4,091,178)
                                                         ----------        ----------        ----------        -----------
    Realized gain (loss) on investments .........            81,200            29,858           (74,725)            99,671
  Change in unrealized gain (loss) on investments           (32,967)           73,750           140,996           (465,801)
                                                         ----------        ----------        ----------        -----------
    Net gain (loss) on investments ..............            48,233           103,608            66,271           (366,130)
                                                         ----------        ----------        ----------        -----------
  Reinvested capital gains ......................            33,142              --                --                 --
                                                         ----------        ----------        ----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........           296,921           325,896           363,475             47,846
                                                         ----------        ----------        ----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            75,598           164,228           127,889            208,435
  Transfers between funds .......................           264,205           (91,215)         (309,384)          (710,949)
  Redemptions ...................................          (409,603)         (334,453)       (1,207,471)        (3,424,496)
  Annuity benefits ..............................            (1,226)           (1,165)             (536)              (370)
  Annual contract maintenance charge (note 2) ...            (2,453)           (2,748)           (4,847)            (6,694)
  Contingent deferred sales charges (note 2) ....            (1,609)           (1,215)           (4,252)            (4,050)
  Adjustments to maintain reserves ..............               271               231                51                 21
                                                         ----------        ----------        ----------        -----------
    Net equity transactions .....................           (74,817)         (266,337)       (1,398,550)        (3,938,103)
                                                         ----------        ----------        ----------        -----------

Net change in contract owners' equity ...........           222,104            59,559        (1,035,075)        (3,890,257)
Contract owners' equity beginning of period .....         2,971,112         2,911,553         6,125,969         10,016,226
                                                         ----------        ----------        ----------        -----------
Contract owners' equity end of period ...........         3,193,216         2,971,112         5,090,894          6,125,969
                                                         ==========        ==========        ==========        ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      DrySRGro                                 DryStkix
                                                        --------------------------------        ----------------------------------
                                                             1997                 1996                  1997                1996
                                                             ----                 ----                  ----                ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $     623,680            178,692            13,324,202           6,174,167
  Mortality, expense and administration
    charges (note 2) ............................          (1,766,137)          (679,529)          (11,066,164)         (3,747,635)
                                                        -------------        -----------        --------------        ------------
  Net investment activity .......................          (1,142,457)          (500,837)            2,258,038           2,426,532
                                                        -------------        -----------        --------------        ------------

  Proceeds from mutual fund shares sold .........          79,140,012         59,366,774           196,995,162         107,011,967
  Cost of mutual fund shares sold ...............         (67,423,514)       (52,067,858)         (145,321,824)        (83,630,388)
                                                        -------------        -----------        --------------        ------------
  Realized gain (loss) on investments ...........          11,716,498          7,298,916            51,673,338          23,381,579
  Change in unrealized gain (loss) on investments          12,405,500         (1,979,227)          113,272,914          21,835,351
                                                        -------------        -----------        --------------        ------------
  Net gain (loss) on investments ................          24,121,998          5,319,689           164,946,252          45,216,930
                                                        -------------        -----------        --------------        ------------
  Reinvested capital gains ......................           4,861,060          3,199,917            30,917,521           7,007,422
                                                        -------------        -----------        --------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........          27,840,601          8,018,769           198,121,811          54,650,884
                                                        -------------        -----------        --------------        ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          50,107,726         27,287,891           302,375,457         152,418,812
  Transfers between funds .......................          36,729,046         26,105,616           185,055,283         122,764,112
  Redemptions ...................................         (14,091,480)        (2,226,938)          (44,011,999)        (12,727,321)
  Annuity benefits ..............................              (4,381)            (3,044)              (20,897)            (14,015)
  Annual contract maintenance charge (note 2) ...             (67,753)           (29,645)             (248,202)            (91,629)
  Contingent deferred sales charges (note 2) ....            (365,621)           (45,645)             (796,708)           (283,373)
  Adjustments to maintain reserves ..............               2,732              3,453                 1,320              24,649
                                                        -------------        -----------        --------------        ------------
    Net equity transactions .....................          72,310,269         51,091,688           442,354,254         262,091,235
                                                        -------------        -----------        --------------        ------------

Net change in contract owners' equity ...........         100,150,870         59,110,457           640,476,065         316,742,119
Contract owners' equity beginning of period .....          81,334,310         22,223,853           455,762,151         139,020,032
                                                        -------------        -----------        --------------        ------------
Contract owners' equity end of period ...........       $ 181,485,180         81,334,310         1,096,238,216         455,762,151
                                                        =============        ===========        ==============        ============

                                                                     DryCapAp                    DryGrInc
                                                           -----------------------    ---------------------------
                                                                 1997        1996           1997           1996
                                                                 ----        ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               72,902        --          403,974            --
  Mortality, expense and administration
    charges (note 2) ............................              (36,747)       --         (387,061)            (10)
                                                           -----------        --      -----------        --------
  Net investment activity .......................               36,155        --           16,913             (10)
                                                           -----------        --      -----------        --------

  Proceeds from mutual fund shares sold .........            5,083,147        --        7,332,820         161,759
  Cost of mutual fund shares sold ...............           (5,096,505)       --       (6,945,321)       (161,594)
                                                           -----------        --      -----------        --------
  Realized gain (loss) on investments ...........              (13,358)       --          387,499             165
  Change in unrealized gain (loss) on investments               63,381        --         (107,097)           (256)
                                                           -----------        --      -----------        --------
  Net gain (loss) on investments ................               50,023        --          280,402             (91)
                                                           -----------        --      -----------        --------
  Reinvested capital gains ......................                6,103        --        3,333,581            --
                                                           -----------        --      -----------        --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........               92,281        --        3,630,896            (101)
                                                           -----------        --      -----------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            3,431,579        --       31,096,853           9,005
  Transfers between funds .......................            6,774,363        --       21,834,332         199,331
  Redemptions ...................................             (246,314)       --       (1,113,904)           --
  Annuity benefits ..............................                 --          --             --              --
  Annual contract maintenance charge (note 2) ...                 (468)       --           (5,976)           --
  Contingent deferred sales charges (note 2) ....               (2,852)       --          (21,429)           --
  Adjustments to maintain reserves ..............                 (701)       --              558               2
                                                           -----------        --      -----------        --------
    Net equity transactions .....................            9,955,607        --       51,790,434         208,338
                                                           -----------        --      -----------        --------

Net change in contract owners' equity ...........           10,047,888        --       55,421,330         208,237
Contract owners' equity beginning of period .....                 --          --          208,237            --
                                                           -----------        --      -----------        --------
Contract owners' equity end of period ...........           10,047,888        --       55,629,567         208,237
                                                           ===========        ==      ===========        ========


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                FidVIPEI                                       FidVIPGr
                                                 --------------------------------------        ------------------------------------
                                                        1997                   1996                   1997                1996
                                                        ----                   ----                   ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................  $    31,564,284             2,196,188            11,151,243             3,402,849
Mortality, expense and administration
  charges (note 2) ............................      (30,084,349)          (21,686,508)          (24,599,980)          (19,702,775)
                                                 ---------------         -------------         -------------         -------------
  Net investment activity .....................        1,479,935           (19,490,320)          (13,448,737)          (16,299,926)
                                                 ---------------         -------------         -------------         -------------

Proceeds from mutual fund shares sold .........      137,267,016           128,388,351           361,048,888           352,390,654
Cost of mutual fund shares sold ...............      (91,126,170)          (86,491,155)         (231,057,958)         (263,927,395)
                                                 ---------------         -------------         -------------         -------------
  Realized gain (loss) on investments .........       46,140,846            41,897,196           129,990,930            88,463,259
Change in unrealized gain (loss) on investments      306,220,297           109,421,110           186,810,844            11,508,279
                                                 ---------------         -------------         -------------         -------------
  Net gain (loss) on investments ..............      352,361,143           151,318,306           316,801,774            99,971,538
                                                 ---------------         -------------         -------------         -------------
Reinvested capital gains ......................      158,698,207            62,957,378            49,915,087            85,921,939
                                                 ---------------         -------------         -------------         -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      512,539,285           194,785,364           353,268,124           169,593,551
                                                 ---------------         -------------         -------------         -------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      395,432,535           442,789,904           253,081,701           365,931,236
Transfers between funds .......................       (6,514,287)          (69,441,399)         (129,238,876)          (10,863,005)
Redemptions ...................................     (152,832,877)          (81,847,725)         (141,496,031)          (75,999,761)
Annuity benefits ..............................         (151,789)              (88,594)             (128,135)              (72,619)
Annual contract maintenance charge (note 2) ...         (987,195)             (829,507)           (1,099,317)             (953,598)
Contingent deferred sales charges (note 2) ....       (2,099,197)           (1,245,285)           (2,350,994)           (1,299,922)
Adjustments to maintain reserves ..............          (20,082)              162,241               (37,457)               88,603
                                                 ---------------         -------------         -------------         -------------
    Net equity transactions ...................      232,827,108           289,499,635           (21,269,109)          276,830,934
                                                 ---------------         -------------         -------------         -------------

Net change in contract owners' equity .........      745,366,393           484,284,999           331,999,015           446,424,485
Contract owners' equity beginning of period ...    1,851,157,378         1,366,872,379         1,662,797,746         1,216,373,261
                                                 ---------------         -------------         -------------         -------------
Contract owners' equity end of period .........  $ 2,596,523,771         1,851,157,378         1,994,796,761         1,662,797,746
                                                 ===============         =============         =============         =============

                                                                  FidVIPHI                                 FidVIPOv
                                                       --------------------------------        --------------------------------
                                                           1997                1996                 1997               1996
                                                           ----                ----                 ----               ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................         47,561,883          33,785,879           9,616,272           6,275,770
Mortality, expense and administration
  charges (note 2) ............................         (9,735,535)         (6,818,446)         (8,027,188)         (7,305,363)
                                                       -----------         -----------         -----------         -----------
  Net investment activity .....................         37,826,348          26,967,433           1,589,084          (1,029,593)
                                                       -----------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........        311,819,193         277,588,488         325,866,496         239,748,204
Cost of mutual fund shares sold ...............       (295,085,798)       (254,093,887)       (271,581,444)       (221,736,644)
                                                       -----------         -----------         -----------         -----------
  Realized gain (loss) on investments .........         16,733,395          23,494,601          54,285,052          18,011,560
Change in unrealized gain (loss) on investments         45,290,142           3,017,656         (34,908,260)         35,816,737
                                                       -----------         -----------         -----------         -----------
  Net gain (loss) on investments ..............         62,023,537          26,512,257          19,376,792          53,828,297
                                                       -----------         -----------         -----------         -----------
Reinvested capital gains ......................          5,878,435           6,610,280          38,173,687           6,903,348
                                                       -----------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        105,728,320          60,089,970          59,139,563          59,702,052
                                                       -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................        139,864,147         155,991,160          59,588,290          76,505,148
Transfers between funds .......................        (19,876,856)         39,129,338         (49,688,118)        (55,066,402)
Redemptions ...................................        (51,389,595)        (29,229,650)        (45,181,274)        (30,773,300)
Annuity benefits ..............................            (44,670)            (21,532)            (81,666)            (57,270)
Annual contract maintenance charge (note 2) ...           (245,933)           (214,322)           (348,798)           (366,967)
Contingent deferred sales charges (note 2) ....           (744,127)           (513,145)           (640,146)           (556,340)
Adjustments to maintain reserves ..............             12,025              19,823             (19,734)            (20,346)
                                                       -----------         -----------         -----------         -----------
    Net equity transactions ...................         67,574,991         165,161,672         (36,371,446)        (10,335,477)
                                                       -----------         -----------         -----------         -----------

Net change in contract owners' equity .........        173,303,311         225,251,642          22,768,117          49,366,575
Contract owners' equity beginning of period ...        654,534,143         429,282,501         562,589,941         513,223,366
                                                       -----------         -----------         -----------         -----------
Contract owners' equity end of period .........        827,837,454         654,534,143         585,358,058         562,589,941
                                                       ===========         ===========         ===========         ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                     FidVIPAM                                 FidVIPCon
                                                      -----------------------------------         --------------------------------
                                                             1997                 1996                 1997                1996
                                                             ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................        $   32,069,538          30,292,892           4,746,178               --
Mortality, expense and administration
  charges (note 2) ............................           (13,400,915)        (11,728,562)         (9,830,834)         (4,093,694)
                                                      ---------------         -----------         -----------         -----------
  Net investment activity .....................            18,668,623          18,564,330          (5,084,656)         (4,093,694)
                                                      ---------------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........            64,155,222          71,369,834          79,785,498          42,857,454
Cost of mutual fund shares sold ...............           (50,691,840)        (58,727,873)        (62,047,221)        (37,740,520)
                                                      ---------------         -----------         -----------         -----------
  Realized gain (loss) on investments .........            13,463,382          12,641,961          17,738,277           5,116,934
Change in unrealized gain (loss) on investments            61,763,112          52,460,984         115,299,306          55,834,150
                                                      ---------------         -----------         -----------         -----------
  Net gain (loss) on investments ..............            75,226,494          65,102,945         133,037,583          60,951,084
                                                      ---------------         -----------         -----------         -----------
Reinvested capital gains ......................            80,445,621          24,978,350          12,543,472           1,453,926
                                                      ---------------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           174,340,738         108,645,625         140,496,399          58,311,316
                                                      ---------------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           111,981,451         123,467,338         205,780,604         194,711,240
Transfers between funds .......................           (50,915,784)        (91,324,524)         60,354,302         165,546,497
Redemptions ...................................           (79,250,445)        (51,519,798)        (35,225,735)        (11,293,134)
Annuity benefits ..............................              (154,671)           (125,096)            (26,879)            (13,674)
Annual contract maintenance charge (note 2) ...              (604,024)           (645,091)           (255,108)            (92,454)
Contingent deferred sales charges (note 2) ....            (1,221,254)         (1,014,204)           (633,851)           (187,219)
Adjustments to maintain reserves ..............                20,989             (64,567)             19,885              26,929
                                                      ---------------         -----------         -----------         -----------
    Net equity transactions ...................           (20,143,738)        (21,225,942)        230,013,218         348,698,185
                                                      ---------------         -----------         -----------         -----------

Net change in contract owners' equity .........           154,197,000          87,419,683         370,509,617         407,009,501
Contract owners' equity beginning of period ...           926,404,131         838,984,448         527,666,759         120,657,258
                                                      ---------------         -----------         -----------         -----------
Contract owners' equity end of period .........       $ 1,080,601,131         926,404,131         898,176,376         527,666,759
                                                      ===============         ===========         ===========         ===========

                                                                      FidVIPGrOp                        MSEmMkt
                                                           ---------------------------        -----------------------
                                                               1997              1996              1997        1996
                                                               ----              ----              ----        ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................                 --                --             215,622        --
Mortality, expense and administration
  charges (note 2) ............................              (151,360)            --             (32,654)       --
                                                           ----------                          ---------
  Net investment activity .....................              (151,360)            --             182,968        --
                                                           ----------                          ---------

Proceeds from mutual fund shares sold .........            13,987,376             --           9,201,428        --
Cost of mutual fund shares sold ...............           (13,645,097)            --          (9,604,273)       --
                                                           ----------                          ---------
  Realized gain (loss) on investments .........               342,279             --            (402,845)       --
Change in unrealized gain (loss) on investments             1,832,634             --            (134,747)       --
                                                           ----------                          ---------
  Net gain (loss) on investments ..............             2,174,913             --            (537,592)       --
                                                           ----------                          ---------
Reinvested capital gains ......................                  --               --              93,569        --
                                                           ----------                          ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........             2,023,553             --            (261,055)       --
                                                           ----------                          ---------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................            14,171,862             --           3,095,151        --
Transfers between funds .......................            32,032,277             --           5,390,535        --
Redemptions ...................................              (564,541)            --             (69,221)       --
Annuity benefits ..............................                  --               --                --          --
Annual contract maintenance charge (note 2) ...                (2,292)            --                (458)       --
Contingent deferred sales charges (note 2) ....                (5,479)            --                (349)       --
Adjustments to maintain reserves ..............                 1,844             --              (7,793)       --
                                                           ----------                          ---------
    Net equity transactions ...................            45,633,671             --           8,407,865        --
                                                           ----------                          ---------

Net change in contract owners' equity .........            47,657,224             --           8,146,810        --
Contract owners' equity beginning of period ...                  --               --                --          --
                                                           ----------                          ---------
Contract owners' equity end of period .........            47,657,224             --           8,146,810        --
                                                           ==========             ==           =========        ==


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    NSATCapAp                                NSATGvtBd
                                                     -----------------------------------       ---------------------------------
                                                           1997                 1996                 1997                1996
                                                           ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................      $    2,726,088           1,251,542          17,136,024          16,514,790
Mortality, expense and administration
  charges (note 2) ............................          (3,300,579)         (1,068,996)         (3,682,644)         (3,520,523)
                                                      -------------         -----------         -----------         -----------
  Net investment activity .....................            (574,491)            182,546          13,453,380          12,994,267
                                                      -------------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........          62,546,657          79,805,628          91,300,089          59,380,633
Cost of mutual fund shares sold ...............         (46,273,238)        (71,378,017)        (88,341,190)        (60,934,857)
                                                      -------------         -----------         -----------         -----------
  Realized gain (loss) on investments .........          16,273,419           8,427,611           2,958,899          (1,554,224)
Change in unrealized gain (loss) on investments          40,948,774           5,144,294           4,971,271          (5,952,743)
                                                      -------------         -----------         -----------         -----------
  Net gain (loss) on investments ..............          57,222,193          13,571,905           7,930,170          (7,506,967)
                                                      -------------         -----------         -----------         -----------
Reinvested capital gains ......................           7,703,943           3,995,751                --                  --
                                                      -------------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          64,351,645          17,750,202          21,383,550           5,487,300
                                                      -------------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................          79,512,984          28,289,821          36,656,330          50,815,571
Transfers between funds .......................          95,314,794          64,574,647          (6,550,198)         (9,883,482)
Redemptions ...................................         (14,345,113)         (4,361,006)        (32,967,846)        (23,561,082)
Annuity benefits ..............................                (292)               --               (22,811)            (24,001)
Annual contract maintenance charge (note 2) ...             (90,956)            (44,443)           (161,508)           (177,041)
Contingent deferred sales charges (note 2) ....            (235,192)            (85,893)           (449,182)           (341,250)
Adjustments to maintain reserves ..............               8,193               3,484               2,293               4,597
                                                      -------------         -----------         -----------         -----------
    Net equity transactions ...................         160,164,418          88,376,610          (3,492,922)         16,833,312
                                                      -------------         -----------         -----------         -----------

Net change in contract owners' equity .........         224,516,063         106,126,812          17,890,628          22,320,612
Contract owners' equity beginning of period ...         139,089,426          32,962,614         281,791,284         259,470,672
                                                      -------------         -----------         -----------         -----------
Contract owners' equity end of period .........       $ 363,605,489         139,089,426         299,681,912         281,791,284
                                                      =============         ===========         ===========         ===========

                                                                       NSATMyMkt                                 NSATSmCo
                                                         -----------------------------------        --------------------------------
                                                               1997                  1996                1997                1996
                                                               ----                  ----                ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................            46,200,443            39,940,518                --               389,011
Mortality, expense and administration
  charges (note 2) ............................           (12,168,923)          (10,854,333)         (2,933,759)           (985,031)
                                                          -----------           -----------         -----------         -----------
  Net investment activity .....................            34,031,520            29,086,185          (2,933,759)           (596,020)
                                                          -----------           -----------         -----------         -----------

Proceeds from mutual fund shares sold .........         2,446,735,002         1,686,345,891         136,575,863          74,827,220
Cost of mutual fund shares sold ...............        (2,466,735,002)       (1,686,345,891)       (116,663,809)        (69,879,234)
                                                          -----------           -----------         -----------         -----------
  Realized gain (loss) on investments .........                  --                    --            19,912,054           4,947,986
Change in unrealized gain (loss) on investments                  --                    --             4,818,936           4,726,862
                                                          -----------           -----------         -----------         -----------
  Net gain (loss) on investments ..............                  --                    --            24,730,990           9,674,848
                                                          -----------           -----------         -----------         -----------
Reinvested capital gains ......................                  --                    --             7,911,895             855,271
                                                          -----------           -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........            34,031,520            29,086,185          29,709,126           9,934,099
                                                          -----------           -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           574,163,215           725,565,703          68,338,674          43,614,525
Transfers between funds .......................          (398,798,940)         (475,046,733)         46,335,002          96,607,598
Redemptions ...................................          (176,620,083)         (112,018,563)        (12,078,315)         (4,098,691)
Annuity benefits ..............................               (29,991)              (23,110)             (1,773)               --
Annual contract maintenance charge (note 2) ...              (338,131)             (319,172)            (76,406)            (21,542)
Contingent deferred sales charges (note 2) ....            (2,442,204)           (1,484,513)           (198,899)           (107,153)
Adjustments to maintain reserves ..............                11,382                48,555               9,979               1,006
                                                          -----------           -----------         -----------         -----------
    Net equity transactions ...................            (4,054,752)          136,722,167         102,328,262         135,995,743
                                                          -----------           -----------         -----------         -----------

Net change in contract owners' equity .........            29,976,768           165,808,352         132,037,388         145,929,842
Contract owners' equity beginning of period ...           809,469,729           643,661,377         158,512,835          12,582,993
                                                          -----------           -----------         -----------         -----------
Contract owners' equity end of period .........           839,446,497           809,469,729         290,550,223         158,512,835
                                                          ===========           ===========         ===========         ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      NSATTotRe                               NBAMTGro
                                                      -------------------------------------      ---------------------------------
                                                             1997                 1996                 1997                1996
                                                             ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................       $    12,556,764           9,065,576                --               140,538
Mortality, expense and administration
  charges (note 2) ............................           (10,939,432)         (5,979,077)         (5,755,671)         (5,044,635)
                                                      ---------------        ------------        ------------        ------------
  Net investment activity .....................             1,617,332           3,086,499          (5,755,671)         (4,904,097)
                                                      ---------------        ------------        ------------        ------------

Proceeds from mutual fund shares sold .........            36,066,433          33,249,637         177,857,355         194,983,679
Cost of mutual fund shares sold ...............           (22,601,600)        (24,444,426)       (151,296,684)       (172,820,024)
                                                      ---------------        ------------        ------------        ------------
  Realized gain (loss) on investments .........            13,464,833           8,805,211          26,560,671          22,163,655
Change in unrealized gain (loss) on investments           139,386,896          51,380,231          47,617,333         (23,619,295)
                                                      ---------------        ------------        ------------        ------------
  Net gain (loss) on investments ..............           152,851,729          60,185,442          74,178,004          (1,455,640)
                                                      ---------------        ------------        ------------        ------------
Reinvested capital gains ......................            32,893,745          22,040,126          32,577,604          32,885,958
                                                      ---------------        ------------        ------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           187,362,806          85,312,067         100,999,937          26,526,221
                                                      ---------------        ------------        ------------        ------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           234,728,766         147,190,954          44,470,540          63,157,589
Transfers between funds .......................            82,492,350          31,680,108          (3,323,065)        (56,288,983)
Redemptions ...................................           (51,176,329)        (27,808,731)        (39,592,901)        (21,321,681)
Annuity benefits ..............................              (152,880)           (135,707)            (60,735)            (54,905)
Annual contract maintenance charge (note 2) ...              (390,286)           (276,719)           (269,972)           (261,627)
Contingent deferred sales charges (note 2) ....              (714,965)           (321,819)           (523,316)           (336,808)
Adjustments to maintain reserves ..............                38,731              43,110              12,128             (16,483)
                                                      ---------------        ------------        ------------        ------------
    Net equity transactions ...................           264,825,387         150,371,196             712,679         (15,122,898)
                                                      ---------------        ------------        ------------        ------------

Net change in contract owners' equity .........           452,188,193         235,683,263         101,712,616          11,403,323
Contract owners' equity beginning of period ...           582,959,358         347,276,095         375,781,424         364,378,101
                                                      ---------------        ------------        ------------        ------------
Contract owners' equity end of period .........       $ 1,035,147,551         582,959,358         477,494,040         375,781,424
                                                      ===============        ============        ============        ============

                                                                        NBAMTLMat                               NBAMTPart
                                                           ---------------------------------       ---------------------------------
                                                                 1997                1996                1997                1996
                                                                 ----                ----                ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................              11,734,100          16,264,359           1,231,708             353,111
Mortality, expense and administration
  charges (note 2) ............................              (2,628,324)         (2,674,530)         (7,824,975)         (2,762,993)
                                                           ------------        ------------        ------------        ------------
  Net investment activity .....................               9,105,776          13,589,829          (6,593,267)         (2,409,882)
                                                           ------------        ------------        ------------        ------------

Proceeds from mutual fund shares sold .........              57,634,002          51,617,066         239,929,783         104,141,211
Cost of mutual fund shares sold ...............             (58,656,885)        (54,630,288)       (184,398,144)        (83,085,149)
                                                           ------------        ------------        ------------        ------------
  Realized gain (loss) on investments .........              (1,022,883)         (3,013,222)         55,531,639          21,056,062
Change in unrealized gain (loss) on investments               1,972,323          (4,803,141)         71,315,949          27,820,051
                                                           ------------        ------------        ------------        ------------
  Net gain (loss) on investments ..............                 949,440          (7,816,363)        126,847,588          48,876,113
                                                           ------------        ------------        ------------        ------------
Reinvested capital gains ......................                    --                  --            18,968,301           4,413,881
                                                           ------------        ------------        ------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........              10,055,216           5,773,466         139,222,622          50,880,112
                                                           ------------        ------------        ------------        ------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................              56,406,502         103,107,451         178,218,856          89,463,499
Transfers between funds .......................             (64,818,071)        (80,971,699)        138,729,962         126,822,125
Redemptions ...................................             (16,675,074)        (11,098,410)        (32,375,861)         (9,554,710)
Annuity benefits ..............................                 (15,225)            (14,378)             (1,195)               --
Annual contract maintenance charge (note 2) ...                 (65,787)            (70,499)           (163,783)            (67,419)
Contingent deferred sales charges (note 2) ....                (209,825)           (166,112)           (453,932)           (152,084)
Adjustments to maintain reserves ..............                     372               5,385               1,670              18,141
                                                           ------------        ------------        ------------        ------------
    Net equity transactions ...................             (25,377,108)         10,791,738         283,955,717         206,529,552
                                                           ------------        ------------        ------------        ------------

Net change in contract owners' equity .........             (15,321,892)         16,565,204         423,178,339         257,409,664
Contract owners' equity beginning of period ...             203,772,070         187,206,866         354,011,224          96,601,560
                                                           ------------        ------------        ------------        ------------
Contract owners' equity end of period .........             188,450,178         203,772,070         777,189,563         354,011,224
                                                           ============        ============        ============        ============


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996


                                                              OppBdFd                        OppGISec
                                                    -----------------------------       ---------------------------
                                                       1997               1996            1997              1996
                                                       ----               ----            ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................... $  14,915,295       11,841,875        4,353,191               --
  Mortality, expense and administration
    charges (note 2) .............................    (3,235,025)      (2,458,735)      (5,669,952)      (3,373,580)
                                                   -------------     ------------     ------------     ------------
    Net investment activity.......................    11,680,270        9,383,140       (1,316,761)      (3,373,580)
                                                   -------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold ..........    30,992,706       26,186,293       76,448,017       45,734,202
  Cost of mutual fund shares sold ................   (30,503,439)     (26,001,294)     (62,463,469)     (44,891,906)
                                                   -------------     ------------     ------------     ------------
    Realized gain (loss) on investments ..........       489,267          184,999       13,984,548          842,296
  Change in unrealized gain (loss) on investments.     5,495,496       (2,545,288)      60,986,819       39,919,697
                                                   -------------     ------------     ------------     ------------
    Net gain (loss) on investments ...............     5,984,763       (2,360,289)      74,971,367       40,761,993
                                                   -------------     ------------     ------------     ------------
  Reinvested capital gains .......................       738,909           96,121               --               --
                                                   -------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........    18,403,942        7,118,972       73,654,606       37,388,413
                                                   -------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................    55,252,898       64,689,526       90,024,052       69,450,810
  Transfers between funds ........................    19,335,126        3,142,114       43,312,410       15,287,141
  Redemptions ....................................   (16,712,535)     (11,183,443)     (23,014,747)     (11,768,272)
  Annuity benefits ...............................       (54,502)         (28,688)          (4,941)          (1,441)
  Annual contract maintenance charge (note 2) ....       (89,653)         (82,976)        (173,863)        (140,721)
  Contingent deferred sales charges (note 2) .....      (268,113)        (162,459)        (394,896)        (243,448)
  Adjustments to maintain reserves ...............        (3,694)           5,388         (691,837)         (24,847)
                                                   -------------     ------------     ------------     ------------
      Net equity transactions ....................    57,459,527       56,379,462      109,056,178       72,559,222
                                                   -------------     ------------     ------------     ------------

Net change in contract owners' equity ............    75,863,469       63,498,434      182,710,784      109,947,635
Contract owners' equity beginning of period ......   215,102,822      151,604,388      306,611,894      196,664,259
                                                   -------------     ------------     ------------     ------------
Contract owners' equity end of period ............ $ 290,966,291      215,102,822      489,322,678      306,611,894
                                                   =============     ============     ============     ============


                                                                    OppGro                      OppMult
                                                               -----------------     ----------------------------
                                                               1997         1996        1997             1996
                                                               ----         ----        ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                   --      --      10,986,747       10,013,188
  Mortality, expense and administration
    charges (note 2) .............................              (40,955)     --      (3,902,616)      (2,686,847)
                                                            -----------      --    ------------     ------------
    Net investment activity.......................              (40,955)     --       7,084,131        7,326,341
                                                            -----------      --    ------------     ------------

  Proceeds from mutual fund shares sold ..........              738,091      --       8,146,767        7,288,916
  Cost of mutual fund shares sold ................             (732,690)     --      (6,105,557)      (5,896,054)
                                                            -----------      --    ------------     ------------
    Realized gain (loss) on investments ..........                5,401      --       2,041,210        1,392,862
  Change in unrealized gain (loss) on investments.             (150,054)     --      22,703,778       13,543,683
                                                            -----------      --    ------------     ------------
    Net gain (loss) on investments ...............             (144,653)     --      24,744,988       14,936,545
                                                            -----------      --    ------------     ------------
  Reinvested capital gains .......................                   --      --       9,159,579        4,206,935
                                                            -----------      --    ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             (185,608)     --      40,988,698       26,469,821
                                                            -----------      --    ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................            5,815,873      --      67,724,310       54,730,085
  Transfers between funds ........................           10,665,183      --      15,591,000       (2,296,771)
  Redemptions ....................................             (104,041)     --     (20,273,082)      (9,679,010)
  Annuity benefits ...............................                   --      --          (8,967)          (5,897)
  Annual contract maintenance charge (note 2) ....                 (799)     --        (128,063)        (113,444)
  Contingent deferred sales charges (note 2) .....                 (619)     --        (313,339)        (172,551)
  Adjustments to maintain reserves ...............                  125      --           2,876            8,410
                                                            -----------      --    ------------     ------------
      Net equity transactions ....................           16,375,722      --      62,594,735       42,470,822
                                                            -----------      --    ------------     ------------

Net change in contract owners' equity ............           16,190,114      --     103,583,433       68,940,643
Contract owners' equity beginning of period ......                   --      --     237,388,771      168,448,128
                                                            -----------      --    ------------     ------------
Contract owners' equity end of period ............           16,190,114      --     340,972,204      237,388,771
                                                            ===========      ==    ============     ============

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                               StOpp2                           StDisc2
                                                   -----------------------------     -----------------------------
                                                        1997             1996             1997             1996
                                                        ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  2,534,711        3,950,904               --       18,969,271
  Mortality, expense and administration
    charges (note 2) ............................    (9,066,407)      (7,057,927)      (2,604,823)      (2,853,957)
                                                   ------------     ------------     ------------     ------------
    Net investment activity .....................    (6,531,696)      (3,107,023)      (2,604,823)      16,115,314
                                                   ------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold .........   148,226,419      119,184,242      123,823,006      102,439,111
  Cost of mutual fund shares sold ...............  (109,705,183)     (96,051,789)    (138,054,663)     (93,265,896)
                                                   ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .........    38,521,236       23,132,453      (14,231,657)       9,173,215
  Change in unrealized gain (loss) on investments    53,401,226       42,622,463       35,647,182      (52,600,640)
                                                   ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..............    91,922,462       65,754,916       21,415,525      (43,427,425)
                                                   ------------     ------------     ------------     ------------
  Reinvested capital gains ......................    57,079,292       18,522,999               --       25,127,954
                                                   ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   142,470,058       81,170,892       18,810,702       (2,184,157)
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    89,723,233      114,300,494       22,742,374       54,635,699
  Transfers between funds .......................   (29,207,063)      (1,880,976)     (42,069,763)     (61,723,439)
  Redemptions ...................................   (40,126,673)     (24,806,464)     (12,584,675)     (10,218,470)
  Annuity benefits ..............................       (34,707)         (24,921)          (9,675)          (6,945)
  Annual contract maintenance charge (note 2) ...      (341,773)        (307,976)        (105,512)        (117,314)
  Contingent deferred sales charges (note 2) ....      (633,525)        (443,883)        (239,340)        (194,690)
  Adjustments to maintain reserves ..............       (51,000)          15,330            2,840            4,270
                                                   ------------     ------------     ------------     ------------
      Net equity transactions ...................    19,328,492       86,851,604      (32,263,751)     (17,620,889)
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity ...........   161,798,550      168,022,496      (13,453,049)     (19,805,046)
Contract owners' equity beginning of period .....   602,429,220      434,406,724      208,719,472      228,524,518
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period ...........  $764,227,770      602,429,220      195,266,423      208,719,472
                                                   ============     ============     ============     ============





                                                              StintStk2                       VEWrldBd
                                                  ----------------------------      ----------------------------
                                                        1997              1996          1997            1996
                                                        ----              ----          ----            ----

INVESTMENT ACTIVITY:

  Reinvested dividends ..........................    1,173,377         287,395        3,428,399        2,839,207
  Mortality, expense and administration
    charges (note 2) ............................     (921,090)       (611,962)      (1,337,855)      (1,405,973)
                                                   -----------     -----------     ------------     ------------
    Net investment activity .....................      252,287        (324,567)       2,090,544        1,433,234
                                                   -----------     -----------     ------------     ------------

  Proceeds from mutual fund shares sold .........   39,269,990      40,635,874       36,100,931       26,316,732
  Cost of mutual fund shares sold ...............  (40,207,464)    (39,555,594)     (37,747,713)     (24,676,513)
                                                   -----------     -----------     ------------     ------------
    Realized gain (loss) on investments .........     (937,474)      1,080,280       (1,646,782)       1,640,219
  Change in unrealized gain (loss) on investments   (9,982,351)        163,302          311,663       (1,896,860)
                                                   -----------     -----------     ------------     ------------
    Net gain (loss) on investments ..............  (10,919,825)      1,243,582       (1,335,119)        (256,641)
                                                   -----------     -----------     ------------     ------------
  Reinvested capital gains ......................    1,762,973              --               --               --
                                                   -----------     -----------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   (8,904,565)        919,015          755,425        1,176,593
                                                   -----------     -----------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................   16,108,665      24,522,765       13,446,356       19,593,116
  Transfers between funds .......................  (22,926,232)     44,391,422      (16,903,125)     (10,054,511)
  Redemptions ...................................   (4,298,166)     (2,445,130)      (9,117,586)      (7,422,209)
  Annuity benefits ..............................       (1,862)             --          (11,204)         (10,709)
  Annual contract maintenance charge (note 2) ...      (23,552)        (13,534)         (44,515)         (54,748)
  Contingent deferred sales charges (note 2) ....      (69,910)        (44,582)        (111,505)        (102,961)
  Adjustments to maintain reserves ..............        5,043           3,498            3,411            5,937
                                                   -----------     -----------     ------------     ------------
      Net equity transactions ...................  (11,206,014)     66,414,439      (12,738,168)       1,953,915
                                                   -----------     -----------     ------------     ------------

Net change in contract owners' equity ...........  (20,110,579)     67,333,454      (11,982,743)       3,130,508
Contract owners' equity beginning of period .....   69,828,900       2,495,446      109,247,607      106,117,099
                                                   -----------     -----------     ------------     ------------
Contract owners' equity end of period ...........   49,718,321      69,828,900       97,264,864      109,247,607
                                                   ===========     ===========     ============     ============



                                                                     (Continued)

                       NATIONWIDE VARIABLE ACCOUNT -- II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             VEWrldEMkt                      VEWrldHAs
                                                   ----------------------------    -----------------------------
                                                        1997             1996            1997             1996
                                                        ----             ----            ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $   154,979              --        2,942,339        1,557,690
Mortality, expense and administration
  charges (note 2) ............................     (1,293,147)         (3,588)      (2,001,920)      (2,044,967)
                                                   -----------     -----------     ------------     ------------
  Net investment activity .....................     (1,138,168)         (3,588)         940,419         (487,277)
                                                   -----------     -----------     ------------     ------------

Proceeds from mutual fund shares sold .........     85,151,405          83,165      180,226,702      234,370,915
Cost of mutual fund shares sold ...............    (84,005,535)        (83,031)    (178,928,373)    (216,949,542)
                                                   -----------     -----------     ------------     ------------
  Realized gain (loss) on investments .........      1,145,870             134        1,298,329       17,421,373
Change in unrealized gain (loss) on
  investments .................................    (24,512,682)         96,291      (10,420,493)       1,524,272
                                                   -----------     -----------     ------------     ------------
  Net gain (loss) on investments ..............    (23,366,812)         96,425       (9,122,164)      18,945,645
                                                   -----------     -----------     ------------     ------------
Reinvested capital gains ......................             --              --        3,986,394        1,527,541
                                                   -----------     -----------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    (24,504,980)         92,837       (4,195,351)      19,985,909
                                                   -----------     -----------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................     39,216,218          46,290       16,547,301       25,924,596
Transfers between funds .......................     58,762,770      12,045,985      (24,931,349)      (4,917,223)
Redemptions ...................................     (7,729,327)         (4,889)     (11,775,774)      (8,243,366)
Annuity benefits ..............................         (1,090)             --           (2,890)          (1,348)
Annual contract maintenance charge (note 2) ...        (31,176)            (62)         (76,665)         (85,001)
Contingent deferred sales charges (note 2) ....       (109,502)            (40)        (187,910)        (143,065)
Adjustments to maintain reserves ..............         (6,833)            112           (7,728)          51,242
                                                   -----------     -----------     ------------     ------------
    Net equity transactions ...................     90,101,060      12,087,396      (20,435,015)      12,585,835
                                                   -----------     -----------     ------------     ------------

Net change in contract owners' equity .........     65,596,080      12,180,233      (24,630,366)      32,571,744
Contract owners' equity beginning of period ...     12,180,233              --      151,820,758      119,249,014
                                                   -----------     -----------     ------------     ------------
Contract owners' equity end of period .........    $77,776,313      12,180,233      127,190,392      151,820,758
                                                   ===========     ===========     ============     ============


                                                               MSRESec                            WPinteq
                                                  ------------------------------     -----------------------------
                                                         1997           1996              1997             1996
                                                         ----           ----              ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $   6,929,835        1,590,652        2,335,080        3,698,055
Mortality, expense and administration
  charges (note 2) ............................      (2,856,831)        (541,778)      (4,217,409)      (2,849,091)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................       4,073,004        1,048,874       (1,882,329)         848,964
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........      87,738,533       16,573,232       94,815,826      106,917,675
Cost of mutual fund shares sold ...............     (67,567,070)     (14,961,481)     (87,661,494)     (99,742,804)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........      20,171,463        1,611,751        7,154,332        7,174,871
Change in unrealized gain (loss) on
  investments .................................      (8,041,235)      19,537,820      (34,790,695)       1,634,068
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............      12,130,228       21,149,571      (27,636,363)       8,808,939
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................      22,876,677          753,434       16,160,192        1,645,400
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      39,079,909       22,951,879      (13,358,500)      11,303,303
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      63,961,156       22,515,613       69,542,854      112,785,247
Transfers between funds .......................      26,781,688       98,780,721      (17,704,103)      87,888,069
Redemptions ...................................     (11,168,996)      (1,228,962)     (16,226,024)      (9,488,177)
Annuity benefits ..............................          (1,202)              --           (8,123)          (2,986)
Annual contract maintenance charge (note 2) ...         (56,589)         (10,786)         (95,572)         (62,895)
Contingent deferred sales charges (note 2) ....        (156,322)         (17,641)        (245,953)        (148,153)
Adjustments to maintain reserves ..............           4,138            3,554            4,927           25,385
                                                   ------------     ------------     ------------     ------------
    Net equity transactions ...................      79,363,873      120,042,499       35,268,006      190,996,490
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity .........     118,443,782      142,994,378       21,909,506      202,299,793
Contract owners' equity beginning of period ...     150,233,923        7,239,545      264,866,519       62,566,726
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period .........    $268,677,705      150,233,923      286,776,025      264,866,519
                                                   ============     ============     ============     ============

                       NATIONWIDE VARIABLE ACCOUNT -- II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             WPPVenCap                       WPSmCoGr
                                                  ---------------------------     -----------------------------
                                                       1997           1996            1997             1996
                                                       ----           ----            ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $     2,289             --               --               --
Mortality, expense and administration
  charges (note 2) ............................       (303,833)        (2,741)      (4,274,427)      (2,791,973)
                                                   -----------     ----------     ------------     ------------
  Net investment activity .....................       (301,544)        (2,741)      (4,274,427)      (2,791,973)
                                                   -----------     ----------     ------------     ------------

Proceeds from mutual fund shares sold .........     46,674,220             --      206,418,883      197,695,619
Cost of mutual fund shares sold ...............    (44,520,920)            --     (190,696,238)    (177,329,297)
                                                   -----------     ----------     ------------     ------------
  Realized gain (loss) on investments .........      2,153,300             --       15,722,645       20,366,322
Change in unrealized gain (loss) on
  investments..................................       (396,347)       151,486       32,994,104       (7,620,245)
                                                   -----------     ----------     ------------     ------------
  Net gain (loss) on investments ..............      1,756,953        151,486       48,716,749       12,746,077
                                                   -----------     ----------     ------------     ------------
Reinvested capital gains ......................             --             --               --               --
                                                   -----------     ----------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      1,455,409        148,745       44,442,322        9,954,104
                                                   -----------     ----------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      6,835,129         34,854       78,705,384      105,581,082
Transfers between funds .......................       (463,676)     9,268,650       21,336,792       58,853,290
Redemptions ...................................     (2,561,771)        (3,576)     (17,829,181)     (10,660,592)
Annuity benefits ..............................             --             --           (4,658)          (1,515)
Annual contract maintenance charge (note 2) ...         (5,950)           (47)        (116,486)         (67,269)
Contingent deferred sales charges (note 2) ....        (29,935)           (30)        (332,255)        (179,689)
Adjustments to maintain reserves ..............            975             16           12,595           21,132
                                                   -----------     ----------     ------------     ------------
    Net equity transactions ...................      3,774,772      9,299,867       81,772,191      153,546,439
                                                   -----------     ----------     ------------     ------------

Net change in contract owners' equity .........      5,230,181      9,448,612      126,214,513      163,500,543
Contract owners' equity beginning of period ...      9,448,612             --      257,182,600       93,682,057
                                                   -----------     ----------     ------------     ------------
Contract owners' equity end of period .........    $14,678,793      9,448,612      383,397,113      257,182,600
                                                   ===========     ==========     ============     ============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

      Portfolios of the American Century Variable Portfolios, Inc.
        (American Century VP)
          (formerly TCI Portfolios, Inc.);
            American Century VP - American Century VP Balanced (ACVPBal)
              (formerly TCI Portfolios - TCI Balanced)
            American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
            American Century VP - American Century VP International
              (ACVPInt) (formerly TCI Portfolios - TCI International)
            American Century VP - American Century VP Value (ACVPValue)
              (formerly TCI Portfolios - TCI Value)

      Funds of the American Variable Insurance Series (American VI
        Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
          American VI Series - Growth Fund (AVISGro)
          American VI Series - High-Yield Bond Fund (AVISHiYld)
          American VI Series - U.S. Government/AAA-Rated Securities Fund
            (AVISGvt)

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

      Dreyfus Stock Index Fund (DryStkIx)

      Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
        Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

      Portfolios of the Fidelity Variable Insurance Products Fund
        (Fidelity VIP);
          Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
          Fidelity VIP - Growth Portfolio (FidVIPGr)
          Fidelity VIP - High Income Portfolio (FidVIPHI)
          Fidelity VIP - Overseas Portfolio (FidVIPOv)

      Portfolios of the Fidelity Variable Insurance Products Fund II
        (Fidelity VIP-II);
          Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
          Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

        Portfolio of the Fidelity Variable Insurance Products Fund III
          (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

        Portfolio of the Morgan Stanley Universal Funds, Inc.
          (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

        Funds of the Nationwide Separate Account Trust (Nationwide SAT)
          (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

        Portfolios of the Neuberger & Berman Advisers Management Trust
          (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
              (NBAMTLMat)
            Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

        Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
          Oppenheimer VAF - Bond Fund (OppBdFd)
          Oppenheimer VAF - Global Securities Fund (OppGlSec)
          Oppenheimer VAF - Growth Fund (OppGro)
          Oppenheimer VAF - Multiple Strategies Fund (OppMult)

        Strong Opportunity Fund II, Inc. (StOpp2)
          (formerly Strong Special Fund II, Inc.)

        Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
          Strong VIF - Strong Discovery Fund II (StDisc2)
          Strong VIF - Strong International Stock Fund II (StIntStk2)


        Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
          Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
            (formerly Van Eck WIT - Gold and Natural Resources Fund)

        Portfolio of the Van Kampen American Capital Life Investment Trust
          (Van Kampen American Capital LIT);
            Van Kampen American Capital LIT - Morgan Stanley Real Estate
              Securities Portfolio (MSRESec)
                (formerly Van Kampen American Capital LIT -
                  Real Estate Securities Fund)

        Portfolios of the Warburg Pincus Trust;
         Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

   At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

   The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

c) Security Valuation, Transactions and Related Investment Income

   The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                TOTAL           ACVPBal       ACVPCapap           ACVPint        ACVPValue
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $ 126,406,070         1,191,850        4,037,524         1,015,749          236,395
     BOA Vision......................      83,760,749           875,039        1,103,836         1,073,332          228,347
     BOA Enterprise..................         118,491               876            1,623             1,174              559
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $ 210,285,310         2,067,765        5,142,983         2,090,255          465,301
                                         ============      ============     ============      ============     ============

                                              AVISGro         AVISHiYld          AVISGvt          DrySRGro         DryStkIx
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $     329,103            38,276           72,106           927,006        4,928,324
     BOA Vision......................              -                 -                -            837,713        6,128,921
     BOA Enterprise..................              -                 -                -              1,418            8,919
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $     329,103            38,276           72,106         1,766,137       11,066,164
                                         ============      ============     ============      ============     ============

                                             DryCapAp          DryGrInc         FidVIPEI          FidVIPGr         FidVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $      12,311           148,142       18,215,213        17,002,784        5,147,050
     BOA Vision......................          24,419           237,804       11,859,942         7,588,917        4,584,647
     BOA Enterprise..................              17             1,115            9,194             8,279            3,838
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $      36,747           387,061       30,084,349        24,599,980        9,735,535
                                         ============      ============     ============      ============     ============

                                             FidVIPOv          FidVIPAM        FidVIPCon        FidVipGrOp          MSEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   6,016,329         9,994,932        4,517,986            60,777           15,348
     BOA Vision......................       2,010,362         3,404,754        5,308,985            90,378           17,202
     BOA Enterprise..................             497             1,229            3,863               205              104
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   8,027,188        13,400,915        9,830,834           151,360           32,654
                                         ============      ============     ============      ============     ============

                                            NSATCaPap         NSATGvtBd        NSATMyMkt          NSATSmCo        NSATTotRe
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   1,856,637         2,631,037        6,719,210         1,428,117        6,944,503
     BOA Vision......................       1,437,155         1,049,731        5,441,823         1,497,619        3,970,444
     BOA Enterprise..................           6,787             1,876            7,890             8,023           24,485
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   3,300,579         3,682,644       12,168,923         2,933,759       10,939,432
                                         ============      ============     ============      ============     ============

                                             NBAMTGro         NBAMTLMat        NBAMTPart           OppBdFd         OppGISec
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   4,438,181         1,495,421        3,649,443         1,630,280        2,979,200
     BOA Vision......................       1,315,545         1,132,335        4,169,214         1,603,881        2,689,657
     BOA Enterprise..................           1,945               568            6,318               864            1,095
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   5,755,671         2,628,324        7,824,975         3,235,025        5,669,952
                                         ============      ============     ============      ============     ============

                                               OppGRo           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $      18,845         2,272,557        5,943,611         1,607,469          440,839
     BOA Vision......................          22,068         1,628,568        3,119,935           996,834          479,748
     BOA Enterprise..................              42             1,491            2,861               520              503
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $      40,955         3,902,616        9,066,407         2,604,823          921,090
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrlfHAs           MSRESec          WPIntEq
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $     866,795           699,280        1,330,754         1,477,443        1,892,289
     BOA Vision......................         470,930           592,796          670,086         1,377,066        2,323,574
     BOA Enterprise..................             130             1,071            1,080             2,322            1,546
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   1,337,855         1,293,147        2,001,920         2,856,831        4,217,409
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSmCoGr
                                         ------------      ------------
     BOA.............................   $     135,993         2,040,961
     BOA Vision......................         167,588         2,229,554
     BOA Enterprise..................             252             3,912
                                         ------------      ------------
         Total.......................   $     303,833         4,274,427
                                         ============      ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                   ANNUAL
 Contract owners' equity represented by:                     UNITS            UNIT VALUE                               RETURN
                                                             -----            ----------                               ------
   Contracts in accumulation phase:
      The BEST OF AMERICA(R) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ............................    3,321,528           $ 16.345418       $54,291,764          14%
            Non-tax qualified ........................    2,535,285             16.345418        41,440,293          14%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ............................    7,405,239             22.608168       167,418,887          (5)%
            Non-tax qualified ........................    4,340,405             22.608168        98,128,605          (5)%
         American Century VP -
         American Century VP International:
            Tax qualified ............................    3,513,167             13.753336        48,317,766          17%
            Non-tax qualified ........................    2,814,767             13.753336        38,712,436          17%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................    1,153,698             12.621843        14,561,795          24%
            Non-tax qualified ........................    1,177,685             12.621843        14,864,555          24%
         American VI Series - Growth Fund:
            Tax qualified ............................      425,839             31.433956        13,385,804          28%
            Non-tax qualified ........................      417,659             31.433956        13,128,675          28%
         American VI Series -
         High-Yield Bond Fund:
            Tax qualified ............................       79,449             25.696356         2,041,550          11%
            Non-tax qualified ........................       44,445             25.696356         1,142,075          11%
         American VI Series - U.S. Government/
         AAA-Rated Securities Fund:
            Tax qualified ............................      146,543             19.690955         2,885,572           7%
            Non-tax qualified ........................      111,728             19.690955         2,200,031           7%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................    2,568,412             21.597400        55,471,021          27%
            Non-tax qualified ........................    1,595,569             21.597400        34,460,142          27%
         Dreyfus Stock Index Fund:
            Tax qualified ............................   12,220,119             21.614298       264,129,294          31%
            Non-tax qualified ........................    9,791,828             21.614298       211,643,488          31%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................      160,444             10.192063         1,635,255           2%(a)
            Non-tax qualified ........................      195,833             10.192063         1,995,942           2%(a)
         Dreyfus VIF Growth and Income Portfolio:
            Tax qualified ............................      948,045             11.455116        10,859,965          15%
            Non-tax qualified ........................      850,450             11.455116         9,742,003          15%

Fidelity VIP - Equity-Income Portfolio:
   Tax qualified ..........................      23,984,214       35.459509       850,468,452       26%
   Non-tax qualified ......................      19,527,927       35.459509       692,450,703       26%
Fidelity VIP - Growth Portfolio:
   Tax qualified ..........................      17,382,123       46.918894       815,549,987       22%
   Non-tax qualified ......................      11,857,821       46.918894       556,355,847       22%
Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................       6,886,178       28.515871       196,365,364       16%
   Non-tax qualified ......................       8,097,358       28.515871       230,903,216       16%
Fidelity VIP - Overseas Portfolio:
   Tax qualified ..........................      12,793,113       18.248482       233,454,892       10%
   Non-tax qualified ......................      11,023,038       18.248482       201,153,711       10%
Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified ..........................      20,417,818       24.319958       496,560,476       19%
   Non-tax qualified ......................      12,420,418       24.319958       302,064,044       19%
Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified ..........................      13,856,940       16.241378       225,055,800       23%
   Non-tax qualified ......................      11,315,346       16.241378       183,776,812       23%
Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified ..........................         946,688       10.932125        10,349,312        9%(a)
   Non-tax qualified ......................         861,112       10.932125         9,413,784        9%(a)
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified ..........................         172,203        9.810487         1,689,395       (2)%(a)
   Non-tax qualified ......................         222,098        9.810487         2,178,890       (2)%(a)
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified ..........................       3,948,978       23.867569        94,252,505       33%
   Non-tax qualified ......................       4,139,623       23.867569        98,802,738       33%
Nationwide SAT -
Government Bond Fund:
   Tax qualified ..........................       3,575,004       32.793820       117,238,038        8%
   Non-tax qualified ......................       2,848,085       32.707206        93,152,903        8%
Nationwide SAT - Money Market Fund:
   Tax qualified ..........................      10,935,137       22.994005       251,442,595        4%
   Non-tax qualified ......................      11,155,103       22.994005       256,500,494        4%
Nationwide SAT - Small Company Fund:
   Tax qualified ..........................       4,812,645       16.020642        77,101,663       16%
   Non-tax qualified ......................       3,793,288       16.020642        60,770,909       16%
Nationwide SAT - Total Return Fund:
   Tax qualified ..........................       4,368,093       80.108117       349,919,705       28%
   Non-tax qualified ......................       3,538,356       78.045294       276,152,034       28%
Neuberger & Berman AMT Growth Portfolio:
   Tax qualified ..........................       5,338,769       37.889922       202,285,541       27%
   Non-tax qualified ......................       4,164,923       37.889922       157,808,608       27%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified ..........................       3,398,882       17.690564        60,128,140        5%
   Non-tax qualified ......................       2,928,007       17.690564        51,798,095        5%
                                                                                          (continued)


         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .......................          7,980,031               22.354609    178,390,473           30%
            Non-tax qualified ...................          7,769,569               22.354609    173,685,677           30%
         Oppenheimer VAF - Bond Fund:
            Tax qualified .......................          4,076,992               18.715948     76,304,770            8%
            Non-tax qualified ...................          3,420,959               18.715948     64,026,491            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified .......................          9,603,574               16.030693    153,951,946           21%
            Non-tax qualified ...................          6,175,581               16.030693     98,998,843           21%
         Oppenheimer VAF - Growth Fund:
            Tax qualified .......................            465,695               10.427884      4,856,213            4%(a)
            Non-tax qualified ...................            330,322               10.427884      3,444,559            4%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified .......................          5,140,468               20.878401    107,324,752           16%
            Non-tax qualified ...................          4,005,875               20.878401     83,636,265           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified .......................         11,262,847               26.092982    293,881,264           24%
            Non-tax qualified ...................          7,827,155               26.092982    204,233,815           24%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified .......................          3,782,422               17.733129     67,074,177           10%
            Non-tax qualified ...................          3,017,702               17.733129     53,513,299           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified .......................          1,303,896                9.509278     12,399,110          (15)%
            Non-tax qualified ...................          1,020,345                9.509278      9,702,744          (15)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified .......................          2,104,195               14.758566     31,054,901            1%
            Non-tax qualified ...................          2,016,599               14.758566     29,762,109            1%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified .......................          2,421,738                8.792462     21,293,039          (13)%
            Non-tax qualified ...................          2,018,746                8.792462     17,749,747          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified .......................          2,616,530               15.767781     41,256,872           (3)%
            Non-tax qualified ...................          2,702,266               15.767781     42,608,738           (3)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified .......................          3,539,264               17.901858     63,359,402           20%
            Non-tax qualified ...................          4,040,440               17.901858     72,331,383           20%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified .......................          5,900,906               11.164048     65,877,998           (4)%
            Non-tax qualified ...................          5,196,387               11.164048     58,012,714           (4)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .......................            391,358               11.369600      4,449,584           12%
            Non-tax qualified ...................            316,378               11.369600      3,597,091           12%

         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified ...........................      6,148,609               15.950665     98,074,402           14%
            Non-tax qualified .......................      5,532,845               15.950665     88,252,557           14%

      The BEST OF AMERICA(R) Nationwide Insurance
      Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ...........................          7,706               13.063915        100,671           15%
            Non-tax qualified .......................          5,382               13.063915         70,310           15%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ...........................          7,635                8.999141         68,708           (4)%
            Non-tax qualified .......................         11,715                8.999141        105,425           (4)%
         American Century VP -
         American Century VP International:
            Tax qualified ...........................          1,575               13.831167         21,784           18%
            Non-tax qualified .......................         10,967               13.831167        151,686           18%
         American Century VP -
         American Century VP Value:
            Tax qualified ...........................            439               12.687119          5,570           25%
            Non-tax qualified .......................         10,139               12.687119        128,635           25%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ...........................          6,260               15.827982         99,083           27%
            Non-tax qualified .......................          9,564               15.827982        151,379           27%
         Dreyfus Stock Index Fund:
            Tax qualified ...........................         52,598               16.954928        891,795           32%
            Non-tax qualified .......................         46,692               16.954928        791,659           32%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ...........................            436               10.216047          4,454            2%(a)
            Non-tax qualified .......................            445               10.216047          4,546            2%(a)
         Dreyfus VIF
          Growth and Income Portfolio:
            Tax qualified ...........................         21,624               11.514380        248,987           15%
            Non-tax qualified .......................         13,972               11.514380        160,879           15%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................         53,201               15.458195        822,391           27%
            Non-tax qualified .......................         47,182               15.458195        729,349           27%
         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................         51,572               13.440547        693,156           22%
            Non-tax qualified .......................         43,269               13.440547        581,559           22%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................         21,865               13.408646        293,180           17%
            Non-tax qualified .......................         28,876               13.408646        387,188           17%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................            859               13.030895         11,194           11%
            Non-tax qualified .......................          5,016               13.030895         65,363           11%

                                                                     (Continued)

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................          8,799               14.332657        126,113           20%
            Non-tax qualified .......................          7,737               14.332657        110,892           20%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................         22,202               15.126324        335,835           23%
            Non-tax qualified .......................         21,146               15.126324        319,861           23%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified ...........................          1,128               10.957842         12,360           10%(a)
            Non-tax qualified .......................          7,174               10.957842         78,612           10%(a)
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ...........................          2,014                9.833594         19,805           (2)%(a)
            Non-tax qualified .......................          1,055                9.833594         10,374           (2)%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ...........................         41,342               17.967816        742,825           33%
            Non-tax qualified .......................         30,233               17.967816        543,221           33%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified ...........................         12,756               11.460915        146,195            9%
            Non-tax qualified .......................         20,611               11.460915        236,221            9%
         Nationwide SAT - Money Market Fund:
            Tax qualified ...........................         39,718               10.971484        435,765            4%
            Non-tax qualified .......................         33,925               10.971484        372,208            4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ...........................         28,143               16.185025        455,495           16%
            Non-tax qualified .......................         53,457               16.185025        865,203           16%
         Nationwide SAT - Total Return Fund:
            Tax qualified ...........................        154,636               16.295055      2,519,802           28%
            Non-tax qualified .......................        127,059               16.295055      2,070,433           28%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified ...........................         12,673               13.815173        175,080           28%
            Non-tax qualified .......................         12,764               13.815173        176,337           28%
         Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified ...........................          6,757               11.153775         75,366            6%
            Non-tax qualified .......................          4,478               11.153775         49,947            6%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ...........................         28,536               17.688563        504,761           30%
            Non-tax qualified .......................         35,613               17.688563        629,943           30%
         Oppenheimer VAF - Bond Fund:
            Tax qualified ...........................          9,333               11.589929        108,169            8%
            Non-tax qualified .......................          5,291               11.589929         61,322            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified ...........................          6,749               14.315651         96,616           21%
            Non-tax qualified .......................          8,609               14.315651        123,243           21%

         Oppenheimer VAF - Growth Fund:
            Tax qualified ............................         1,122               10.452434         11,728            5%(a)
            Non-tax qualified ........................           153               10.452434          1,599            5%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified ............................        14,345               13.725672        196,895           16%
            Non-tax qualified ........................         9,530               13.725672        130,806           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified ............................        19,338               15.443112        298,639           24%
            Non-tax qualified ........................        14,422               15.443112        222,721           24%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified ............................         1,366               11.566866         15,800           10%
            Non-tax qualified ........................         6,228               11.566866         72,038           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified ............................         3,580                9.559256         34,222          (14)%
            Non-tax qualified ........................         1,291                9.559256         12,341          (14)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified ............................           637               10.447140          6,655            2%
            Non-tax qualified ........................         1,016               10.447140         10,614            2%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ............................        10,818                8.838016         95,610          (12)%
            Non-tax qualified ........................         5,579                8.838016         49,307          (12)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ............................         1,428               12.634338         18,042           (2)%
            Non-tax qualified ........................         9,072               12.634338        114,619           (2)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ............................         6,274               17.802527        111,693           21%
            Non-tax qualified ........................        16,279               17.802527        289,807           21%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ............................         9,899               10.962668        108,519           (3)%
            Non-tax qualified ........................         7,315               10.962668         80,192           (3)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ............................           774               11.428435          8,846           12%
            Non-tax qualified ........................         2,554               11.428435         29,188           12%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified ............................        14,575               14.460130        210,756           15%
            Non-tax qualified ........................        23,748               14.460130        343,399           15%

      The BEST OF AMERICA(R) America's Vision
      Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ............................     2,000,046               15.050621     30,101,934           14%
            Non-tax qualified ........................     2,838,431               15.050621     42,720,149           14%
                                                                                                          (continued)


         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ............................     2,614,244               11.511011     30,092,591           (5)%
            Non-tax qualified ........................     3,809,872               11.511011     43,855,479           (5)%
         American Century VP -
         American Century VP International:
            Tax qualified ............................     2,815,042               13.705793     38,582,383           17%
            Non-tax qualified ........................     4,053,845               13.705793     55,561,160           17%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................     1,430,623               12.608786     18,038,419           24%
            Non-tax qualified ........................     1,650,353               12.608786     20,808,948           24%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................     1,955,501               20.377644     39,848,503           27%
            Non-tax qualified ........................     2,524,371               20.377644     51,440,734           27%
         Dreyfus Stock Index Fund:
            Tax qualified ............................    11,980,808               21.459607    257,103,431           31%
            Non-tax qualified ........................    16,840,871               21.459607    361,398,473           31%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................       282,102               10.187254      2,873,845            2%(a)
            Non-tax qualified ........................       346,889               10.187254      3,533,846            2%(a)
         Dreyfus VIF-
         Growth and Income Portfolio:
            Tax qualified ............................     1,288,755               11.443262     14,747,561           15%
            Non-tax qualified ........................     1,736,408               11.443262     19,870,172           15%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ............................    21,713,028               20.400657    442,960,037           26%
            Non-tax qualified ........................    29,805,895               20.400657    608,059,840           26%
         Fidelity VIP - Growth Portfolio:
            Tax qualified ............................    13,935,642               18.531166    258,243,695           22%
            Non-tax qualified ........................    19,539,694               18.531166    362,093,313           22%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ............................    10,404,298               15.270686    158,880,768           16%
            Non-tax qualified ........................    15,763,691               15.270686    240,722,375           16%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ............................     4,225,490               13.990014     59,114,664           10%
            Non-tax qualified ........................     6,516,303               13.990014     91,163,170           10%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ............................     8,255,827               14.837912    122,499,235           19%
            Non-tax qualified ........................    10,687,021               14.837912    158,573,077           19%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ............................    12,933,714               16.200355    209,530,758           22%
            Non-tax qualified ........................    17,222,256               16.200355    279,006,661           22%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified ............................     1,110,975               10.926972     12,139,593            9%(a)
            Non-tax qualified ........................     1,433,477               10.926972     15,663,563            9%(a)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ..........................         116,227                9.805852      1,139,705           (2)%(a)
            Non-tax qualified ......................         317,019                9.805852      3,108,641           (2)%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ..........................       3,473,388               21.128614     73,387,874           33%
            Non-tax qualified ......................       4,537,489               21.128614     95,870,854           33%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified ..........................       3,380,799               12.352251     41,760,478            8%
            Non-tax qualified ......................       3,808,969               12.352251     47,049,341            8%
         Nationwide SAT - Money Market Fund:
            Tax qualified ..........................      11,607,724               11.491365    133,388,593            4%
            Non-tax qualified ......................      17,151,671               11.491365    197,096,112            4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ..........................       4,030,537               15.985143     64,428,710           16%
            Non-tax qualified ......................       5,436,630               15.985143     86,905,308           16%
         Nationwide SAT - Total Return Fund:
            Tax qualified ..........................       9,306,942               19.626064    182,658,639           28%
            Non-tax qualified ......................      11,239,856               19.626064    220,594,133           28%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified ..........................       2,761,902               16.816500     46,445,525           27%
            Non-tax qualified ......................       4,175,280               16.816500     70,213,596           27%
         Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified ..........................       2,638,749               11.674415     30,805,851            5%
            Non-tax qualified ......................       3,901,992               11.674415     45,553,474            5%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ..........................       7,939,693               22.277405    176,875,757           29%
            Non-tax qualified ......................      11,091,380               22.277405    247,087,164           29%
         Oppenheimer VAF - Bond Fund:
            Tax qualified ..........................       5,296,817               12.497968     66,199,449            8%
            Non-tax qualified ......................       6,726,718               12.497968     84,070,306            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified ..........................       6,984,145               14.691771    102,609,459           21%
            Non-tax qualified ......................       9,087,704               14.691771    133,514,466           21%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ..........................         291,665               10.422959      3,040,012            4%(a)
            Non-tax qualified ......................         463,976               10.422959      4,836,003            4%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified ..........................       4,408,475               15.482895     68,255,956           16%
            Non-tax qualified ......................       5,254,667               15.482895     81,357,457           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified ..........................       5,827,943               19.146013    111,581,872           24%
            Non-tax qualified ......................       8,020,904               19.146013    153,568,332           24%

                                                                     (Continued)

         Strong VIF - Strong Discovery Fund II:
            Tax qualified                                  2,014,470               14.662845     29,537,861           10%
            Non-tax qualified                              3,067,461               14.662845     44,977,705           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified                                  1,239,246                9.488178     11,758,187          (15)%
            Non-tax qualified                              1,662,615                9.488178     15,775,187          (15)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified                                  1,224,872               11.708039     14,340,849            1%
            Non-tax qualified                              1,881,869               11.708039     22,032,996            1%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                  1,951,581                8.783348     17,141,415          (13)%
            Non-tax qualified                              2,439,264                8.783348     21,424,905          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                  1,258,548               12.924490     16,266,091           (3)%
            Non-tax qualified                              2,082,493               12.924490     26,915,160           (3)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                  3,169,047               17.856659     56,588,592           20%
            Non-tax qualified                              4,254,738               17.856659     75,975,406           20%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                  5,873,960               11.135857     65,411,579           (4)%
            Non-tax qualified                              8,729,469               11.135857     97,210,118           (4)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                    267,447               11.357831      3,037,618           12%
            Non-tax qualified                                313,129               11.357831      3,556,466           12%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified                                  4,888,419               15.910364     77,776,526           14%
            Non-tax qualified                              7,458,638               15.910364    118,669,646           14%
                                                            ========               =========
         Reserves for annuity contracts in payout phase:
            Tax qualified                                                                         3,165,730
            Non-tax qualified                                                                     4,436,449
                                                                                             -------------
                                                                                           $ 17,849,801,427
                                                                                             ==============


(a)  This investment option was not being utilized for the entire period.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:                                                         PAGE
                  (1) Financial statements included in Prospectus
                      (Part A):

                      Condensed Financial Information.                                            15

                  (2) Financial statements included in Part B:

                      Those financial statements required by                                      55
                      Item 23 to be included in Part B
                      have been incorporated therein by reference
                      to the Prospectus (Part A).

              Nationwide Variable Account-II:

                      Independent Auditors' Report.                                               55

                      Statement of Assets, Liabilities and Contract                               56
                      Owners' Equity as of December 31, 1997.

                      Statements of Operations and Changes in                                     59
                      Contract Owners' Equity for the years ended
                      December 31, 1997 and 1996.

                      Notes to Financial Statements.                                              70

              Nationwide Life Insurance Company:

                      Independent Auditors' Report.                                               83

                      Consolidated Balance Sheets as of December                                  84
                      31, 1997 and 1996.

                      Consolidated Statements of Income for the                                   85
                      years ended December 31, 1997, 1996 and
                      1995.

                      Consolidated Statements of Shareholder's                                    86
                      Equity for the years ended December 31,
                      1997, 1996 and 1995.

                      Consolidated Statements of Cash Flows for                                   87
                      the years ended December 31, 1997, 1996
                      and 1995.

                      Notes to Consolidated Financial Statements.                                 88
                      Schedule I - Consolidated Summary of Investments - Other Than

                      Investments in Related Parties.                                             125

                      Schedule III - Supplementary Insurance Information.                         126

                      Schedule IV - Reinsurance.                                                  127

                      Schedule V - Valuation and Qualifying Accounts.                             128





                                   107 of 129

Item 24.      (b) Exhibits

                      (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement and hereby incorporated by reference.

                      (2)  Not Applicable

                      (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement and hereby incorporated by reference.

                      (4) The form of the variable annuity contract- Filed previously with the Registration Statement and hereby incorporated by reference.


                      (5)  Variable Annuity Application- Attached hereto


                      (6) Articles of Incorporation of Depositor- Filed previously with the Registration Statement and hereby incorporated by reference.

                      (7)  Not Applicable

                      (8)  Not Applicable

                      (9) Opinion of Counsel Filed previously with the Registration Statement and hereby incorporated by reference.

                      (10) Not Applicable

                      (11) Not Applicable

                      (12) Not Applicable


                      (13) Performance Advertising Calculation Schedule- Filed
                           previously with the Registration Statement and hereby incorporated by reference




                                   108 of 129

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                  NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                   BUSINESS ADDRESS                             WITH DEPOSITOR
                     Lewis J. Alphin                                  Director
                     519 Bethel Church Road
                     Mount Olive, NC  28365

                     A. I. Bell                                       Director
                     4121 North River Road West
                     Zanesville, OH 43701

                     Keith W. Eckel                                   Director
                     1647 Falls Road
                     Clarks Summit, PA 18411

                     Willard J. Engel                                 Director
                     300 East Marshall Street
                     Marshall, MN 56258

                     Fred C. Finney                                   Director
                     1558 West Moreland Road
                     Wooster, OH 44691

                     Charles L. Fuellgraf, Jr.                        Director
                     600 South Washington Street
                     Butler, PA  16001

                     Joseph J. Gasper                   President and Chief Operating Officer
                     One Nationwide Plaza                           and Director
                     Columbus, OH  43215

                     Dimon R. McFerson                  Chairman and Chief Executive Officer-
                     One Nationwide Plaza                  Nationwide Insurance Enterprise
                     Columbus, OH  43215                            and Director

                     David O. Miller                     Chairman of the Board and Director
                     115 Sprague Drive
                     Hebron, OH 43025

                     Yvonne L. Montgomery                             Director
                     2859 Paces Ferry Road
                     Atlanta, GA 30339

                     C. Ray Noecker                                   Director
                     2770 Winchester Southern S.
                     Ashville, OH 43103

                     James F. Patterson                               Director
                     8765 Mulberry Road
                     Chesterland, OH  44026





                                   109 of 129

                  NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                   BUSINESS ADDRESS                             WITH DEPOSITOR
                     Arden L. Shisler                                 Director
                     1356 North Wenger Road
                     Dalton, OH  44618

                     Robert L. Stewart                                Director
                     88740 Fairview Road
                     Jewett, OH  43986

                     Nancy C. Thomas                                  Director
                     10835 Georgetown Street NE
                     Louisville, OH  44641

                     Harold W. Weihl                                  Director
                     14282 King Road
                     Bowling Green, OH  43402

                     Dennis W. Click                        Vice President and Secretary
                     One Nationwide Plaza
                     Columbus, OH  43215

                     Robert A. Oakley                         Executive Vice President-
                     One Nationwide Plaza                      Chief Financial Officer
                     Columbus, OH  43215

                     Robert J. Woodward Jr.                   Executive Vice President
                     One Nationwide Plaza                     Chief Investment Officer
                     Columbus, OH 43215

                     W. Sidney Druen                      Senior Vice President and General
                     One Nationwide Plaza                  Counsel and Assistant Secretary
                     Columbus, OH  43215

                     Harvey S. Galloway, Jr.            Senior Vice President-Chief Actuary-
                     One Nationwide Plaza                    Life, Health and Annuities
                     Columbus, OH  43215

                     Richard A. Karas                      Senior Vice President - Sales -
                     One Nationwide Plaza                        Financial Services
                     Columbus, OH  43215

                     Susan A. Wolken                        Senior Vice President - Life
                     One Nationwide Plaza                        Company Operations
                     Columbus, OH 43215

                     Michael D. Bleiweiss                          Vice President-
                     One Nationwide Plaza                   Individual Annuity Operations
                     Columbus, OH  43215





                                   110 of 129

                  NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                   BUSINESS ADDRESS                             WITH DEPOSITOR
                     Matthew S. Easley                            Vice President -
                     One Nationwide Plaza            Life Marketing and Administrative Services
                     Columbus, OH  43215

                     Timothy E. Murphy                             Vice President-
                     One Nationwide Plaza                        Strategic Marketing
                     Columbus, Ohio  43215

                     R. Dennis Noice                               Vice President-
                     One Nationwide Plaza                         Retail Operations
                     Columbus, OH  43215

                     Joseph P. Rath
                     One Nationwide Plaza                          Vice President
                     Columbus, OH  43215



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
              * Subsidiaries for which separate financial statements are filed
              ** Subsidiaries included in the respective consolidated financial statements
              *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries



                                   111 of 129

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                        STATE            OTHERWISE
                        COMPANY                    OF ORGANIZATION       INDICATED                 PRINCIPAL BUSINESS
         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide
         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture

         California Cash Management Company          California                        Inactive

         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company

         Colonial Insurance Company of               Wisconsin                         Insurance Company
         Wisconsin

         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH

         Companies Agency, Inc.                      Wisconsin                         Insurance Broker

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker

         Companies Agency of Georgia, Inc.            Georgia                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker

         Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (P&C)

         Companies Annuity Agency of Texas,            Texas                           Group and Variable Contract Agent
         Inc.

         Cooperative Service Company                  Nebraska                         Insurance Agency

         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services
         EMPLOYERS INSURANCE OF WAUSAU A             Wisconsin                         Mutual Insurance Company
         Mutual Company



                                   112 of 129

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                       STATE             OTHERWISE
                        COMPANY                   OF ORGANIZATION        INDICATED                 PRINCIPAL BUSINESS
     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency

         Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company

         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.

         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

     *   Financial Horizons Investment Trust       Massachusetts                       Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services
         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.

         Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization

         Greater La Crosse Health Plans, Inc.        Wisconsin                         Commercial Health and Medicare Supplement
                                                                                       Insurance
         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid Health Plans

         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company

         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility

     **  National Casualty Company                   Wisconsin                         Insurance Company

         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator




                                   113 of 129

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                        STATE            OTHERWISE
                        COMPANY                    OF ORGANIZATION       INDICATED                  PRINCIPAL BUSINESS
         Nationwide Agency, Inc.                        Ohio                           Insurance Agency

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

         Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the

         Redevelopment Corporation                                                     City of Columbus, Ohio

         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to form
                                                                                       or acquire the control of other corporations
         Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
         Trust

         Nationwide Financial Services, Inc.          Delaware                         Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to form
                                                                                       or acquire the control of other corporations
         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                       Operations
         Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
         Services, Ltd.                                                                Enterprise

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Investing Foundation              Michigan                         Investment Company

      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II

         Nationwide Investing Foundation III            Ohio                           Investment Company





                                   114 of 129

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                        STATE            OTHERWISE
                        COMPANY                    OF ORGANIZATION       INDICATED                  PRINCIPAL BUSINESS
         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                       Other Related Products and Services

         Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company

         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company

         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.

         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group
         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company






                                   115 of 129

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                       STATE             OTHERWISE
                        COMPANY                   OF ORGANIZATION        INDICATED                   PRINCIPAL BUSINESS
         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting
         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization

         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization

         Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees

         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Insurance Company

         Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
         Company

         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group

         TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter

         Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer

         Wausau Business Insurance Company           Wisconsin                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager
     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company





                                   116 of 129


                                                                         NO. VOTING SECURITIES
                                                      STATE           (SEE ATTACHED CHART) UNLESS
                        COMPANY                  OF ORGANIZATION          OTHERWISE INDICATED             PRINCIPAL BUSINESS
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
         Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
         Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account
      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
         Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-9                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-A                                                   Separate Account                Policies

         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-B                                                   Separate Account                Policies

         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-C                                                   Separate Account                Policies

      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies




                                   117 of 129

      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
         Nationwide VLI Separate Account-4              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies





                                   118 of 129

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1998 was 515 and 441, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VL Separate Account-B, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account B, Nationwide VL Separate Account C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, and Nationwide Investing Foundation III which are open-end management investment companies.


              (b)

                               NATIONWIDE ADVISORY SERVICES, INC.
                                    DIRECTORS AND OFFICERS
                                                                      POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                              Chairman of the Board of Directors and
One Nationwide Plaza                                                        Chairman and
Columbus, OH  43215                                             Chief Executive Officer--Nationwide
                                                                 Insurance Enterprise and Director

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215




                                   121 of 129

              (b)

                               NATIONWIDE ADVISORY SERVICES, INC.
                                    DIRECTORS AND OFFICERS
Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215

Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

W. Sidney Druen                                                      Senior Vice President and
One Nationwide Plaza                                                    General Counsel and
Columbus, OH  43215                                                     Assistant Secretary

Dennis W. Click                                                              Secretary
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                                                        Vice President
One Nationwide Plaza
Columbus, OH  43215

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215

Edwin P. McCausland                                              Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215

William G. Goslee
One Nationwide Plaza                                                       Vice President
Columbus, OH  43215

Charles Bath
One Nationwide Plaza                                                Vice President - Investments
Columbus, OH  43215

Joseph P. Rath                                                      Vice President - Compliance
One Nationwide Plaza
Columbus, OH 43215

Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215



(c)

          NAME OF          NET UNDERWRITING            COMPENSATION ON
         PRINCIPAL          DISCOUNTS AND               REDEMPTION OR           BROKERAGE
       UNDERWRITER           COMMISSIONS                ANNUITIZATION          COMMISSIONS        COMPENSATION
         Nationwide             N/A                           N/A                  N/A                N/A
          Advisory
       Services, Inc.




                                   122 of 129

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

              The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.




                                   123 of 129

   INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT SCHEDULES

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Variable Account-II:




The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth herein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio


April 24, 1998




                                   124 of 129

                                                                     SCHEDULE I

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (in millions of dollars)

                             As of December 31, 1997

-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                  Column A                                        Column B       Column C         Column D
-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                                                                                                 Amount at
                                                                                                                which shown
                                                                                                                   in the
                                                                                                  Market        consolidated
                             Type of Investment                                     Cost           value       balance sheet
-----------------------------------------------------------------------------   -------------  --------------  ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities                    $  3,859.7     $  3,981.7      $  3,981.7
      States, municipalities and political subdivisions                                 1.6            1.6             1.6
      Foreign governments                                                              93.3           95.8            95.8
      Public utilities                                                              1,555.3        1,609.8         1,609.8
      All other corporate                                                           7,223.0        7,515.2         7,515.2
                                                                                 ----------     ----------      ----------
          Total fixed maturity securities available-for-sale                       12,732.9       13,204.1        13,204.1
                                                                                 ----------     ----------      ----------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                          67.8           78.0            78.0
   Non-redeemable preferred stock                                                       -              2.4             2.4
                                                                                 ----------     ----------      ----------
          Total equity securities available-for-sale                                   67.8           80.4            80.4
                                                                                 ----------     ----------      ----------

Mortgage loans on real estate, net                                                  5,228.1                        5,181.6   (1)
Real estate, net:
   Investment properties                                                              254.9                          235.7   (1)
   Acquired in satisfaction of debt                                                    82.6                           75.7   (1)
Policy loans                                                                          415.3                          415.3
Other long-term investments                                                            27.9                           25.2   (2)
Short-term investments                                                                358.4                          358.4
                                                                                 ----------                     ----------
          Total investments                                                       $19,167.9                      $19,576.4
                                                                                 ==========                     ==========

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                                                                  SCHEDULE III

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       SUPPLEMENTARY INSURANCE INFORMATION
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column B          Column C             Column D           Column E          Column F
--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
                                        Deferred        Future policy                           Other policy
                                         policy       benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
              Segment                    costs          loss expenses            (1)                 (1)            revenue
-------------------------------   ------------------ -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $1,018.4       $         -                                                 $     -
          Fixed Annuities                  277.9            14,103.1                                                    27.3
          Life Insurance                   472.9             2,683.4                                                   178.1
          Corporate and Other             (103.8)            1,916.3                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,665.4           $18,702.8                                               $   205.4
                                        ========       =============                                               =========

1996: Variable Annuities                $  792.1       $         -                                                 $     -
          Fixed Annuities                  242.0            13,388.9                                                    24.0
          Life Insurance                   414.4             2,391.5                                                   174.6
          Corporate and Other              (82.0)            1,820.2                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,366.5           $17,600.6                                               $   198.6
                                        ========       =============                                               =========

1995: Variable Annuities                $  569.8       $         -                                                 $     -
          Fixed Annuities                  220.7            12,759.3                                                    32.8
          Life Insurance                   366.9             2,282.6                                                   166.3
          Corporate and Other             (136.9)            1,730.0                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,020.5       $    16,771.9                                               $   199.1
                                        ========       =============                                               =========


---------------------------------------------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column G          Column H             Column I           Column J          Column K
---------------------------------------------------- -------------------- ------------------- ------------------ ----------------
                                     Net investment   Benefits, claims,      Amortization           Other
                                         income          losses and       of deferred policy      operating         Premiums
              Segment                     (2)        settlement expenses  acquisition costs       expenses          written
                                                                                                     (2)
---------------------------------------------------- -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $  (26.8)         $      5.9           $  87.8             $ 159.4
          Fixed Annuities                1,098.2               846.7              39.8                85.4
          Life Insurance                   189.1               227.5              39.6                94.5
          Corporate and Other              148.7               114.7               -                  45.6
                                        --------          ----------           -------             -------
             Total                      $1,409.2          $  1,194.8           $ 167.2             $ 384.9
                                        ========          ==========           =======             =======

1996: Variable Annuities                $  (21.4)         $      4.6           $  57.4             $ 132.3
          Fixed Annuities                1,050.6               838.5              38.6                79.7
          Life Insurance                   174.0               211.4              37.4                79.0
          Corporate and Other              154.6               106.1               -                  51.4
                                        --------          ----------           -------             -------
             Total                      $1,357.8          $  1,160.6           $ 133.4             $ 342.4
                                        ========          ==========           =======             =======

1995: Variable Annuities                $  (17.6)         $      2.9           $  26.3             $ 109.1
          Fixed Annuities                1,002.7               805.0              29.5                80.3
          Life Insurance                   171.2               202.0              31.0                68.8
          Corporate and Other              137.7               105.6              (4.1)               14.8
                                        --------          ----------           -------             -------
             Total                      $1,294.0          $  1,115.5           $  82.7             $ 273.0
                                        ========          ==========           =======             =======

----------
(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                    SCHEDULE IV

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   REINSURANCE
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                   Column A                          Column B        Column C        Column D        Column E       Column F
-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                                                                                                                   Percentage
                                                                     Ceded to        Assumed                        of amount
                                                      Gross            other        from other         Net           assumed
                                                      amount         companies      companies         amount         to net
                                                  ---------------  --------------  -------------   -------------   ------------

1997:
  Life insurance in force                           $ 52,648.4       $13,678.7       $  289.7      $  39,259.4           0.7%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    235.9       $    32.7       $    2.2      $     205.4           1.1%
    Accident and health insurance                        261.2           272.6           11.4              -             N/A
                                                   -----------       ----------      ---------     -----------        -------
        Total                                       $    497.1       $   305.3       $   13.6      $     205.4            6.6%
                                                   ===========       =========       =========     ===========        =======


1996:
  Life insurance in force                            $47,150.6       $11,164.6       $  288.6      $  36,274.6            0.8%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    225.6       $    29.3       $    2.3      $     198.6            1.2%
    Accident and health insurance                        291.9           305.8           13.9              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    517.5       $   335.1       $   16.2      $     198.6            8.2%
                                                   ===========       =========       ========      ===========        =======


1995:
  Life Insurance in force                            $41,087.9       $ 8,935.7       $  391.2      $  32,543.4            1.2%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    221.3       $    24.4       $    2.2      $     199.1            1.1%
    Accident and health insurance                        298.0           313.0           15.0              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    519.3       $   337.4       $   17.2      $     199.1            8.6%
                                                   ===========       =========       ========      ===========        =======

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                                                                    SCHEDULE V

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        VALUATION AND QUALIFYING ACCOUNTS
                            (in millions of dollars)

                  Years ended December 31, 1997, 1996 and 1995

---------------------------------------------------------------------------------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
---------------------------------------------------  ----------------------------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
Description                                                 of period     expenses       accounts        (1)          period
---------------------------------------------------   -------------------------------- ------------- ------------- -------------

1997:
  Valuation allowances - fixed maturity securities          $    -          $ 16.2         $  -          $ 16.2       $   -
  Valuation allowances - mortgage loans on real estate          51.0          (1.2)           -             7.3          42.5
  Valuation allowances - real estate                            15.2          (4.1)           -             -            11.1
                                                            --------        ------       -------        -------       -------
      Total                                                 $   66.2        $ 10.9         $  -          $ 23.5       $  53.6
                                                            ========        ======       =======        =======       =======


1996:
  Valuation allowances - mortgage loans on real estate      $   49.1        $  4.5         $  -          $  2.6       $  51.0
  Valuation allowances - real estate                            25.8         (10.6)           -             -            15.2
                                                            --------        ------       -------        -------       -------
      Total                                                 $   74.9        $ (6.1)        $  -          $  2.6       $  66.2
                                                            ========        ======       =======        =======       =======


1995:
  Valuation allowances - fixed maturity securities          $    -          $  8.9         $  -          $  8.9       $   -
  Valuation allowances - mortgage loans on real estate          46.4           7.4            -             4.7          49.1
  Valuation allowances - real estate                            27.3          (1.5)           -             -            25.8
                                                            --------        ------       -------        -------       -------
      Total                                                 $   73.7        $ 14.8         $  -          $ 13.6       $  74.9
                                                            ========        ======       =======        =======       =======

----------
(1) Amounts represent direct write-downs charged against the valuation allowance.




See accompanying independent auditors' report.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act 485 for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 1998.


                                          NATIONWIDE VARIABLE ACCOUNT-II
                                 -----------------------------------------------
                                                  (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                 -----------------------------------------------
                                                  (Depositor)


                                              By/s/JOSEPH P. RATH
                                 -----------------------------------------------
                                                   Joseph P. Rath
                                   Vice President-Product and Market Compliance

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on this 24th day of April, 1998.


              SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                        Director
----------------------------
Lewis J. Alphin


A. I. BELL                                             Director
----------------------------
A. I. Bell


KEITH W. ECKEL                                         Director
----------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                              Director
----------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                 President and Chief
----------------------------                Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                        Chairman and Chief Executive Officer
----------------------------        Nationwide Insurance Enterprise and Director
Dimon R. McFerson


DAVID O. MILLER                           Chairman of the Board and Director
----------------------------
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------
Yvonne L. Montgomery


C. RAY NOECKER                                         Director
----------------------------
C. Ray Noecker

ROBERT A. OAKLEY                              Executive Vice President-
----------------------------                   Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                     Director
----------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director
----------------------------
Arden L. Shisler

ROBERT L. STEWART                                      Director
----------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                        Director
----------------------------
Harold W. Weihl



                                                        By/s/JOSEPH P. RATH
                                                    ----------------------------
                                                             Joseph P. Rath
                                                            Attorney-in-Fact



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